As filed with the Securities and Exchange Commission on December 24, 1998.

                                                                     File Nos.
                                                                      33-18516
                                                                      811-5387

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  _____
Post-Effective Amendment No 26                              (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No. 27                                      (X)

                       FRANKLIN MUTUAL SERIES FUND INC.
              (Exact Name of Registrant as Specified in Charter)

              51 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (201)912-2100

ELIZABETH N. COHERNOUR, 51 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph b
   [x] on January 1, 1999 pursuant to paragraph b
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a) (1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Common Stock of:

   Mutual Shares Fund - Class A
   Mutual Shares Fund - Class B
   Mutual Shares Fund - Class C
   Mutual Qualified Fund - Class A
   Mutual Qualified Fund - Class B
   Mutual Qualified Fund - Class C
   Mutual Beacon Fund - Class A
   Mutual Beacon Fund - Class B
   Mutual Beacon Fund - Class C
   Mutual Financial Services Fund - Class A
   Mutual Financial Services Fund - Class B
   Mutual Financial Services Fund - Class C
   Mutual European Fund - Class A
   Mutual European Fund - Class B
   Mutual European Fund - Class C
   Mutual Discovery Fund - Class A
   Mutual Discovery Fund - Class B
   Mutual Discovery Fund - Class C

The Registrant's statement of additional information dated May 1, 1998, as filed with the Securities and Exchange Commission under Form Type 497 on May 5, 1998 is hereby incorporated by reference. (File Nos. 33-18516 and 811-5387.)





PROSPECTUS
FRANKLIN
MUTUAL
SERIES FUND INC.


MAY 1, 1998
AS AMENDED JANUARY 1, 1999

INVESTMENT STRATEGIES

GROWTH AND INCOME O VALUE
MUTUAL SHARES FUND

GROWTH AND INCOME O VALUE
MUTUAL QUALIFIED FUND

GROWTH AND INCOME O VALUE
MUTUAL BEACON FUND

GROWTH AND INCOME O VALUE
MUTUAL FINANCIAL SERVICES FUND

GLOBAL O VALUE
MUTUAL EUROPEAN FUND

GLOBAL O VALUE
MUTUAL DISCOVERY FUND

CLASS A, B & C


Please read this prospectus before investing, and keep it for future reference. It contains important information, including how each fund invests and the services available to shareholders.


This prospectus describes the Class A, B and C shares of the six series of Franklin Mutual Series Fund Inc. ("Mutual Series"): Mutual Shares Fund ("Mutual Shares"), Mutual Qualified Fund ("Qualified"), Mutual Beacon Fund ("Beacon"), Mutual European Fund ("European"), Mutual Discovery Fund ("Discovery") and Mutual Financial Services Fund ("Financial Services"). Each fund currently offers another share class with a different sales charge and expense structure, which affects performance.


To learn more about each fund and its policies, you may request a copy of the funds' Statement of Additional Information ("SAI"), dated May 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, or to receive a free copy of the prospectus for the funds' other share class, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL
FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FRANKLIN MUTUAL SERIES FUND INC.
------------------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.





TABLE OF CONTENTS

ABOUT THE FUNDS


Expense Summary ..................................................       2
Financial Highlights .............................................       5
How Do the Funds Invest Their Assets? ............................      17
What Are the Risks of Investing in the Funds? ....................      28
Who Manages the Funds? ...........................................      34
How Taxation Affects the Funds
 and Their Shareholders ..........................................      39
How Are the Funds Organized? .....................................      43


ABOUT YOUR ACCOUNT


How Do I Buy Shares? .............................................      44
May I Exchange Shares for Shares of Another Fund? ................      53
How Do I Sell Shares? ............................................      56
What Distributions Might I Receive From the Funds? ...............      59
Transaction Procedures and Special Requirements ..................      60
Services to Help You Manage Your Account .........................      64
What If I Have Questions About My Account? .......................      67


GLOSSARY


Useful Terms and Definitions .....................................      67


Franklin
Mutual Series
Fund Inc.


May 1, 1998
as amended January 1, 1999


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

51 John F. Kennedy Parkway
Short Hills, NJ 07078

1-800/DIAL BEN(R)


ABOUT THE FUNDS

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in a fund. It is based on the historical expenses of each class for the fiscal year ended December 31, 1997. The expenses for Financial Services have been annualized. Each fund's actual expenses may vary.


A.   Shareholder Transaction Expenses3

                                         Mutual                                                           Financial
                                         Shares       Qualified     Beacon      Discovery    European     Services
-------------------------------------------------------------------------------------------------------------------
     Class A1
     Maximum Sales Charge
     (as a percentage of Offering Price)  5.75%       5.75%          5.75%       5.75%        5.75%        5.75%
     Paid at time of purchase4            5.75%       5.75%          5.75%       5.75%        5.75%        5.75%
     Paid at redemption5                  None        None           None        None         None         None

     Class B2
     Maximum Sales Charge
     (as a percentage of Offering Price)  4.00%       4.00%          4.00%       4.00%        4.00%        4.00%
     Paid at time of purchase4            None        None           None        None         None         None
     Paid at redemption5                  4.00%       4.00%          4.00%       4.00%        4.00%        4.00%

     Class C1
     Maximum Sales Charge
     (as a percentage of Offering Price)  1.99%       1.99%          1.99%       1.99%        1.99%        1.99%
     Paid at time of purchase4            1.00%       1.00%          1.00%       1.00%        1.00%        1.00%
     Paid at redemption5                  0.99%       0.99%          0.99%       0.99%        0.99%        0.99%

B.   Annual Fund Operating Expenses (as a percentage of average net assets)

     Class A1
     Management Fees                      0.60%7      0.60%7         0.60%7      0.80%7       0.80%7       0.18%6
     Rule 12b-1 Fees8                     0.35%       0.35%          0.35%       0.35%        0.35%        0.35%
     Other Expenses                       0.15%       0.18%          0.17%       0.20%        0.24%        0.82%
     Total Fund Operating Expenses        1.10%7      1.13%7         1.12%7      1.35%7       1.39%7       1.35%6

     Class B2
     Management Fees                      0.60%7      0.60%7         0.60%7      0.80%7       0.80%7       0.18%6
     Rule 12b-1 Fees8                     1.00%       1.00%          1.00%       1.00%        1.00%        1.00%
     Other Expenses                       0.15%       0.18%          0.17%       0.20%        0.25%        0.82%
     Total Fund Operating Expenses        1.75%7      1.78%7         1.77%7      2.00%7       2.05%7       2.00%6

     Class C1
     Management Fees                      0.60%7      0.60%7         0.60%7      0.80%7       0.80%7       0.18%6
     Rule 12b-1 Fees8                     1.00%       1.00%          1.00%       1.00%        1.00%        1.00%
     Other Expenses                       0.15%       0.18%          0.17%       0.20%        0.25%        0.82%
     Total Fund Operating Expenses        1.75%7      1.78%7         1.77%7      2.00%7       2.05%7       2.00%6

C.   Example

Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a fund.

                                         Mutual                                                           Financial
                                         Shares       Qualified     Beacon      Discovery    European     Services
-------------------------------------------------------------------------------------------------------------------

     Class A
     1 Year9 .......................      $ 681        $ 684        $ 683        $ 705         $ 709         $ 763
     3 Years .......................      $ 905        $ 913        $ 911        $ 978         $ 993        $1,158
     5 Years .......................     $1,146       $1,161       $1,156       $1,272        $1,297        $1,576
     10 Years ......................     $1,838       $1,871       $1,860       $2,105        $2,158        $2,739

     Class B (Assuming you sold your shares at the end of the period)

     1 Year ........................      $ 578        $ 581        $ 580        $ 603         $ 608         $ 665
     3 Years .......................      $ 851        $ 860        $ 857        $ 927         $ 943        $1,114
     5 Years .......................     $1,149       $1,164       $1,159       $1,278        $1,303        $1,590
     10 Years10 ....................     $1,891       $1,924       $1,913       $2,160        $2,213        $2,796

     Class B (Assuming you stayed in the fund)

     1 Year ........................      $ 178        $ 181        $ 180        $ 203         $ 208         $ 265
     3 Years .......................      $ 551        $ 560        $ 557        $ 627         $ 643         $ 814
     5 Years .......................      $ 949        $ 964        $ 959       $1,078        $1,103        $1,390
     10 Years10 ....................     $1,891       $1,924       $1,913       $2,160        $2,213        $2,796

     Class C

     1 Year11 ......................      $ 374        $ 377        $ 376        $ 399         $ 404         $ 460
     3 Years .......................      $ 646        $ 655        $ 652        $ 721         $ 736         $ 906
     5 Years .......................     $1,039       $1,055       $1,050       $1,167        $1,192        $1,476
     10 Years ......................     $2,142       $2,174       $2,163       $2,404        $2,455        $3,024


   THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.


1Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
2Each fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended December 31, 1997. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
3If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
4There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
5A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
6Franklin Mutual has agreed in advance to limit its management fee and to assume as its own expense certain other expenses otherwise payable by Financial Services so that Financial Services' aggregate annual operating expenses do not exceed 1.35% for Class A and 2.00% for Class B and C for the fund's initial twenty-four months of operations. Absent this reduction, management fees were 0.80% and total operating expenses were 1.97% for Class A and 2.62% for Class C for the fiscal year ended December 31, 1997. After the first twenty-four months of operations, Franklin Mutual may terminate this arrangement at any time.
7For the period shown, Franklin Mutual had agreed in advance to limit its management fees. This agreement, which expires October 31, 1999, does not apply to Financial Services, which was not in existence at the beginning of the fiscal year. With this reduction, management fees and total operating expenses were as follows:

                        MUTUAL
                        SHARES    QUALIFIED BEACON  DISCOVERY EUROPEAN

Management Fees           0.57%    0.57%     0.57%   0.78%     0.78%
Total Operating
Expenses:
 Class A ............     1.07%    1.10%     1.09%   1.33%     1.37%
 Class C ............     1.72%    1.75%     1.74%   1.98%     2.02%

8The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.
9Assumes a Contingent Deferred Sales Charge will not apply.
10Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
11For the same Class C investment, you would pay projected expenses of $276 (Mutual Shares), $279 (Qualified), $278 (Beacon), $301 (Discovery), $306 (European) and $362 (Financial Services) if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


FINANCIAL HIGHLIGHTS


This table summarizes each fund's financial history. The information for the periods ended December 31, 1996 and 1997, has been audited by Ernst & Young LLP, each fund's independent auditor. The audit report covering the periods shown below appears in the fund's Annual Report to Shareholders for the fiscal year ended December 31, 1997. The Annual Report to Shareholders also includes more information about the fund's performance. For a free copy, please call Fund Information.



                                             Six Months Ended
                                               June 30, 1998           Period Ended December 31,
MUTUAL SHARES - CLASS A                         (unaudited)                 1997+++++          1996+
----------------------------------------------------------------------------------------------------
Per Share Operating Performance++
(For a share outstanding throughout the period)
Net Asset Value, beginning of period              $21.26                     $18.56           $18.90
                                               -----------------------------------------------------
Income from investment operations:
 Net investment income                               .24                        .34              .21
 Net realized and unrealized gain                   1.13                       4.43             1.08
                                               -----------------------------------------------------
Total from investment operations                    1.37                       4.77             1.29
                                               -----------------------------------------------------
Less distributions from:
 Net investment income                              -                          (.49)            (.47)
 Net realized gains                                 -                         (1.58)           (1.16)
                                               -----------------------------------------------------
Total distributions                                 -                         (2.07)           (1.63)
Net Asset Value, end of period                    $22.63                     $21.26           $18.56
                                               =====================================================
Total Return*                                       6.44%                     26.03%            6.91%

Ratios/Supplemental Data
Net assets, end of period (000's)               $1,702,262                 $1,043,262         $35,634
Ratios to average net assets:
 Expenses                                           1.08%**                    1.07%            1.09%**
 Expenses, excluding waiver and
  payments by affiliate                             1.11%**                    1.10%            1.18%**
 Net investment income                              2.18%**                    1.58%            2.44%**
Portfolio turnover rate                            29.22%                     49.61%           58.35%

                                             Six Months Ended
                                               June 30, 1998           Period Ended December 31,
MUTUAL SHARES - CLASS C                         (unaudited)                 1997+++++          1996+
----------------------------------------------------------------------------------------------------
Per Share Operating Performance++
(For a share outstanding throughout the period)

Net Asset Value, beginning of period              $21.18                     $18.56           $18.90
                                               -----------------------------------------------------
Income from investment operations:
 Net investment income                               .17                        .20              .20
 Net realized and unrealized gain                   1.12                       4.42             1.08
                                               -----------------------------------------------------
Total from investment operations                    1.29                       4.62             1.28
                                               -----------------------------------------------------
Less distributions from:
 Net investment income                              -                          (.42)            (.46)
 Net realized gains                                 -                         (1.58)           (1.16)
                                               -----------------------------------------------------
Total distributions                                 -                         (2.00)           (1.62)
                                               -----------------------------------------------------
Net Asset Value, end of period                    $22.47                     $21.18           $18.56
                                               =====================================================
Total Return*                                       6.09%                     25.17%            6.82%

Ratios/Supplemental Data
Net assets, end of period (000's)               $1,093,269                  $636,838          $16,873
Ratios to average net assets:
 Expenses                                           1.73%**                    1.72%            1.71%**
 Expenses, excluding waiver and
  payments by affiliate                             1.76%**                    1.75%            1.80%**
 Net investment income                              1.53%**                    0.92%            1.69%**
Portfolio turnover rate                            29.22%                     49.61%           58.35%

                                             Six Months Ended
                                               June 30, 1998           Period Ended December 31,
QUALIFIED - CLASS A                             (unaudited)                 1997+++++          1996+
----------------------------------------------------------------------------------------------------

Per Share Operating Performance+++
(For a share outstanding throughout the period)

Net Asset Value beginning of period               $18.14                     $16.23            $16.40
                                               ------------------------------------------------------
Income from investment operations:
 Net investment income                               .23                        .28               .16
 Net realized and unrealized gain                   1.25                       3.63               .89
                                               ------------------------------------------------------
Total from investment operations                    1.48                       3.91              1.05
                                               ------------------------------------------------------
Less distributions from:
 Net investment income                              -                          (.60)             (.41)
 Net realized gains                                 -                         (1.40)             (.81)
                                               ------------------------------------------------------
Total distributions                                 -                         (2.00)            (1.22)
                                               ------------------------------------------------------
Net Asset Value, end of period                    $19.62                     $18.14            $16.23
                                               ======================================================
Total Return*                                       8.16%                     24.44%             6.47%

Ratios/Supplemental Data:
Net assets, end of period (000's)                $665,293                   $452,590           $20,381
Ratios to average net assets:
 Expenses                                           1.09%**                    1.10%             1.13%**
 Expenses, excluding waiver and
  payments by affiliate                             1.13%**                    1.13%             1.28%**
 Net investment income                              2.22%                      1.48%             3.19%**

Portfolio turnover rate                            25.10%                     52.76%            65.03%

                                             Six Months Ended
                                               June 30, 1998           Period Ended December 31,
QUALIFIED - CLASS C                             (unaudited)                 1997+++++          1996+
----------------------------------------------------------------------------------------------------
Per Share Operating Performance+++
(For a share outstanding throughout the period)

Net Asset Value, beginning of period              $18.09                     $16.23            $16.40
                                               ------------------------------------------------------
Income from investment operations:
 Net investment income                               .18                        .16               .13
 Net realized and unrealized gain                   1.24                       3.63               .91
                                               ------------------------------------------------------
Total from investment operations                    1.42                       3.79              1.04
                                               ------------------------------------------------------
Less distributions from:
 Net investment income                              -                          (.53)             (.39)
 Net realized gains                                 -                         (1.40)             (.82)
                                               ------------------------------------------------------
Total distributions                                 -                         (1.93)            (1.21)
                                               ------------------------------------------------------
Net Asset Value, end of period                    $19.51                     $18.09            $16.23
                                               ======================================================
Total Return*                                       7.85%                     23.66%             6.37%

Ratios/Supplemental Data:
Net assets, end of period (000's)                $365,618                    231,721           $9,963
Ratios to average net assets:
 Expenses                                           1.74%**                    1.75%             1.78%**
 Expenses, excluding waiver and
  payments by affiliate                             1.78%**                    1.78%             1.93%**
 Net investment income                              1.58%**                     .84%             2.59%**
Portfolio turnover rate                            25.10%                     52.76%            65.03%

                                             Six Months Ended
                                               June 30, 1998      Period Ended December 31,
BEACON - CLASS A                                (unaudited)                 1997+++++          1996+
----------------------------------------------------------------------------------------------------

Per Share Operating Performance++++
(For a share outstanding throughout the period)

Net Asset Value, beginning of period              $14.09                     $12.98           $13.21
                                               ------------------------------------------------------
Income from investment operations:
 Net investment income                               .19                        .23              .16
 Net realized and unrealized gain                   1.23                       2.65              .69
                                               ------------------------------------------------------
Total from investment operations                    1.42                       2.88              .85
                                               ------------------------------------------------------
Less distributions from:
 Net investment income                              -                          (.51)            (.33)
 Net realized gains                                 -                         (1.26)            (.75)
                                               ------------------------------------------------------
Total Distributions                                 -                         (1.77)           (1.08)
                                               ------------------------------------------------------
Net Asset Value, end of period                    $15.51                     $14.09           $12.98
                                               ======================================================
Total Return*                                      10.08%                     22.52%            6.51%

Ratios/Supplemental Data:

Net assets, end of period (000's)               $1,049,810                  $753,519          $52,070

Ratios to average net assets:
 Expenses                                           1.10%**                    1.09%            1.03%**
 Expenses, excluding waiver and
  payments by affiliate                             1.13%**                    1.12%            1.13%**
 Net investment income                              2.56%**                    1.58%            1.33%**

Portfolio turnover rate                            26.68%                     54.72%           66.87%

                                             Six Months Ended
                                               June 30, 1998      Period Ended December 31,
BEACON - CLASS C                                (unaudited)                 1997+++++          1996+
----------------------------------------------------------------------------------------------------
Per Share Operating Performance++++
(For a share outstanding throughout the period)

Net Asset Value, beginning of period              $14.04                     $12.98           $13.21
                                               ------------------------------------------------------
Income from investment operations:
 Net investment income                               .14                        .14               .13
 Net realized and unrealized gain                   1.23                       2.63               .71
                                               ------------------------------------------------------
Total from investment operations                    1.37                       2.77               .84
                                               ------------------------------------------------------
Less distributions from:
 Net investment income                              -                          (.45)            (.32)
  Net realized gains                                -                         (1.26)            (.75)
                                               ------------------------------------------------------
Total distributions                                 -                         (1.71)           (1.07)
                                               ------------------------------------------------------
Net Asset Value, end of period                    $15.41                     $14.04           $12.98
                                               ======================================================
Total Return*                                       9.76%                   21.65%              6.45%

Ratios/Supplemental Data:
Net assets, end of period (000's)                $545,305                 $362,425            $16,263
Ratios to average net assets:
 Expenses                                           1.74%**                  1.74%              1.75%**
 Expenses, excluding waiver and
 payments by affiliate                              1.78%**                  1.77%              1.85%**
 Net investment income                              1.92%**                   .92%            .84%**
Portfolio turnover rate                            26.68%                   54.72%             66.87%

                                             Six Months Ended
                                               June 30, 1998      Period Ended December 31,
DISCOVERY - CLASS A                             (unaudited)                 1997+++++          1996+
----------------------------------------------------------------------------------------------------
Per Share Operating Performance
(For a share outstanding throughout the period)

Net Asset Value, beginning of period              $18.83                     $17.15           $17.66
                                               ------------------------------------------------------
Income from investment operations:
 Net investment income                               .19                        .27              .11
 Net realized and unrealized gain                   2.02                       3.54              .74
                                               ------------------------------------------------------
Total from investment operations                    2.21                       3.81              .85
                                               ------------------------------------------------------
Less distributions from:
 Net investment income                              -                          (.77)            (.29)
 Net realized gains                                 -                         (1.36)           (1.07)
                                               ------------------------------------------------------
Total distributions                                 -                         (2.13)           (1.36)
                                               ------------------------------------------------------
Net Asset Value, end of period                    $21.04                     $18.83           $17.15
                                               ======================================================
Total Return*                                      11.74%                     22.54%            4.85%

Ratios/Supplemental Data:
Net assets, end of period (000's)               $1,060,189                  $693,952          $29,903
Ratios to average net assets:
 Expenses                                           1.33%**                    1.33%            1.38%**
 Expenses, excluding waiver and
  payments by affiliate                             1.36%**                    1.35%            1.51%**
 Net investment income                              1.90%**                    1.39%            0.74%**
Portfolio turnover rate                            30.90%                     58.15%           80.18%

                                             Six Months Ended
                                               June 30, 1998      Period Ended December 31,
DISCOVERY - CLASS C                             (unaudited)                 1997+++++          1996+
----------------------------------------------------------------------------------------------------
Per Share Operating Performance
(For a share outstanding throughout the period)

Net Asset Value, beginning of period              $18.79                     $17.17           $17.66
                                               ------------------------------------------------------
Income from investment operations:
 Net investment income                               .13                        .15              .09
 Net realized and unrealized gain                   2.01                       3.52              .76
                                               ------------------------------------------------------
Total from investment operations                    2.14                       3.67              .85
                                               ------------------------------------------------------
Less distributions from:
 Net investment income                              -                          (.69)            (.27)
 Net realized gains                                 -                         (1.36)           (1.07)
                                               ------------------------------------------------------
Total distributions                                 -                         (2.05)           (1.34)
                                               ------------------------------------------------------
Net Asset Value, end of period                    $20.93                     $18.79           $17.17
                                               ======================================================
Total Return*                                      11.39%                     21.70%            4.90%

Ratios/Supplemental Data:
Net assets, end of period (000's)                $652,517                   $402,625          $18,038
Ratios to average net assets:
 Expenses                                           1.98%**                    1.98%            2.00%**
 Expenses, excluding waiver and
  payments by affiliate                             2.01%**                    2.00%            2.13%**
 Net investment income                              1.27%**                    0.74%            0.13%**
Portfolio turnover rate                            30.90%                     58.15%           80.18%

                                             Six Months Ended
                                               June 30, 1998      Period Ended December 31,
EUROPEAN- CLASS A                               (unaudited)                 1997+++++          1996+
----------------------------------------------------------------------------------------------------

Per Share Operating Performance
(For a share outstanding throughout the period)
Net Asset Value, beginning of period              $12.56                     $11.38           $10.84
                                               ------------------------------------------------------
Income from investment operations:
 Net investment income                               .18                        .24              .03
 Net realized and unrealized gain                   2.20                       2.31              .58
                                               ------------------------------------------------------
Total from investment operations                    2.38                       2.55              .61
                                               ------------------------------------------------------
Less distributions from:
 Net investment income                              -                          (.81)            (.05)
 Net realized gains                                 -                          (.56)            (.02)
                                               ------------------------------------------------------
Total distributions                                 -                         (1.37)            (.07)
                                               ------------------------------------------------------
Net Asset Value, end of period                    $14.94                     $12.56           $11.38
                                               ======================================================
Total Return*                                      18.95%                     22.61%            5.61%

Ratios/Supplemental Data:
Net assets, end of period (000's)                $204,498                     $93,231          $9,200
Ratios to average net assets:
 Expenses                                           1.38%**                    1.37%            1.32%**
 Expenses, excluding waiver and
  payments by affiliate                             1.42%**                    1.39%            1.42%**
 Net investment income                              2.61%**                    1.84%            1.44%**
Portfolio turnover rate                            30.50%                     98.12%           36.75%

                                             Six Months Ended
                                               June 30, 1998      Period Ended December 31,
EUROPEAN- CLASS C                               (unaudited)                 1997+++++          1996+
----------------------------------------------------------------------------------------------------
Per Share Operating Performance
(For a share outstanding throughout the period)

Net Asset Value, beginning of period              $12.52                     $11.38           $10.84
                                               ------------------------------------------------------
Income from investment operations:
 Net investment income                               .14                        .13              .02
 Net realized and unrealized gain                   2.21                       2.33              .58
                                               ------------------------------------------------------
Total from investment operations                    2.35                       2.46              .60
                                               ------------------------------------------------------
Less distributions from:
 Net investment income                              -                          (.76)            (.04)
 Net realized gains                                 -                          (.56)            (.02)
                                               ------------------------------------------------------
Total distributions                                 -                         (1.32)            (.06)
                                               ------------------------------------------------------
Net Asset Value, end of period                    $14.87                     $12.52           $11.38
                                               ======================================================
Total Return*                                      18.77%                     21.79%            5.52%

Ratios/Supplemental Data:

Net assets, end of period (000's)                $112,075                    $49,174           $2,754

Ratios to average net assets:
 Expenses                                           2.03%**                    2.02%            1.94%**
 Expenses, excluding waiver and
  payments by affiliate                             2.07%**                    2.05%            2.04%**
 Net investment income                              1.98%**                    1.03%            0.79%**

Portfolio turnover rate                            30.50%                     98.12%           36.75%

                                                                                          August 19, 1997
                                                               Six Months Ended           (Commencement
                                                                 June 30, 1998           of Operations) to
FINANCIALSERVICES - CLASS A                                    (unaudited)+++++          December 31, 1997
----------------------------------------------------------------------------------------------------------

Per Share Operating Performance
(For a share outstanding throughout the period)

Net Asset Value, beginning of period                                $12.27                    $10.00
                                                            ----------------------------------------------
Income from investment operations:
 Net investment income                                                 .11                       .03
 Net realized and unrealized gain                                     1.91                      2.35
                                                            ----------------------------------------------
Total from investment operations                                      2.02                      2.38
                                                            ----------------------------------------------
Less distributions from:
 Net investment income                                                -                         (.02)
 Net realized gains                                                   -                         (.09)
                                                            ----------------------------------------------
Total distributions                                                   -                         (.11)
                                                            ----------------------------------------------
Net Asset Value, end of period                                      $14.29                    $12.27
                                                            ==============================================
Total Return*                                                        16.46%                    23.83%

Ratios/Supplemental Data:
Net assets, end of period (000's)                                  $192,979                   $78,249
Ratios to average net assets:
 Expenses                                                             1.35%**                   1.35%**
 Expenses, excluding waiver and payments by affiliate                 1.48%**                   1.97%**
 Net investment income                                                1.58%**                   1.02%**
Portfolio turnover rate                                              61.09%                    42.26%

                                                                                          August 19, 1997
                                                               Six Months Ended           (Commencement
                                                                 June 30, 1998           of Operations) to
FINANCIALSERVICES - CLASS C                                    (unaudited)+++++          December 31, 1997
----------------------------------------------------------------------------------------------------------

Per Share Operating Performance
(For a share outstanding throughout the period)

Net Asset Value, beginning of period                                $12.26                    $10.00
                                                            ----------------------------------------------
Income from investment operations:
 Net investment income                                                 .07                       .01
 Net realized and unrealized gain                                     1.90                      2.35
                                                            ----------------------------------------------
Total from investment operations                                      1.97                      2.36
                                                            ----------------------------------------------
Less distributions from:
 Net investment income                                                -                         (.01)
 Net realized gains                                                   -                         (.09)
                                                            ----------------------------------------------
Total distributions                                                   -                         (.10)
                                                            ----------------------------------------------
Net Asset Value, end of period                                      $14.23                    $12.26
                                                            ==============================================
Total Return*                                                        16.07%                    23.57%

Ratios/Supplemental Data:
Net assets, end of period (000's)                                  $132,288                   $43,207
Ratios to average net assets:
 Expenses                                                             2.00%**                   2.00%**
 Expenses, excluding waiver and payments by affiliate                 2.13%**                   2.62%**
 Net investment income                                                 .94%**                   0.37%**
Portfolio turnover rate                                              61.09%                    42.26%



*Total return does not reflect sales commissions or the Contingent Deferred Sales Charge and is not annualized.
**Annualized.

+For the period November 1, 1996 (effective date) to December 31, 1996 ++Per share amounts for the period ended December 31, 1996, have been restated to reflect a 5-for-1 stock split effective February 3, 1997. +++Per share amounts for the period ended December 31, 1996, have been restated to reflect a 2-for-1 stock split effective February 3, 1997. ++++Per share amounts for the period ended December 31, 1996, have been restated to reflect a 3-for-1 stock split effective February 3, 1997. +++++Based on average weighted shares outstanding.

HOW DO THE FUNDS INVEST THEIR ASSETS?

WHAT ARE THE FUNDS' GOALS?

The principal investment goal of Mutual Shares, Qualified, Beacon, European, and Financial Services is capital appreciation, which may occasionally be short-term. The secondary investment goal of each is income. The principal investment goal of Discovery is long-term capital appreciation. Discovery does not have a secondary investment goal.

These goals are fundamental, which means that they may not be changed without shareholder approval.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

Each fund may invest in equity securities, debt securities and securities convertible into common stock (including convertible preferred and convertible debt securities) ("convertible securities"). The features of each type of security are described below. The funds generally invest in securities which, in the opinion of Franklin Mutual, are available at prices less than their actual value based on certain recognized objective criteria ("intrinsic value").

There are no limitations on the percentage of a fund's assets which may be invested in equity securities, debt securities, convertible securities or cash equivalent investments.

EQUITY SECURITIES are securities which entitle the holder to participate in a company's general operating success or failure. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. The public trading market for such shares is typically a stock exchange but can also be a market which arises between broker-dealers seeking buyers and sellers of a particular security. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well.

DEBT SECURITIES are securities issued by a company which represent a loan of money by the purchaser of the securities to the company. A debt security typically has a fixed payment schedule which obligates the company to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividends to holders of its equity securities. While debt securities are typically used as an investment to produce income to an investor as a result of the fixed payment schedule, debt securities may also increase or decrease in value depending upon factors such as interest rate movements and the success or lack of success of a company. See "Debt Securities" below.

CONVERTIBLE SECURITIES are debt securities, or in some cases preferred stock, which have the additional feature of converting into, or being exchanged for, common stock of a company after certain periods of time or under certain circumstances. Holders of convertible securities gain the benefits of being a debt holder or preferred stockholder and receiving regular interest payments, in the case of debt securities, or higher dividends, in the case of preferred stock, with the expectation of becoming a common stockholder in the future. A convertible security's value typically reflects changes in the company's underlying common stock value.

CASH EQUIVALENT INVESTMENTS are investments in certain types of short-term debt securities. A fund making a cash equivalent investment expects to earn interest at prevailing market rates on the amount invested and there is little, if any, risk of loss of the original amount invested. The funds' cash equivalent investments are typically made in U.S. Treasury bills and high-quality commercial paper issued by banks or others. U.S. Treasury bills are direct obligations of the U.S. government and have initial maturities of one year or less. Commercial paper consists of short-term debt securities issued by a bank or other financial institution which carry fixed or floating interest rates. A fixed interest rate means that interest is paid on the investment at the same rate for the life of the security. A floating interest rate means that the interest rate varies as interest rates on newly issued securities in the marketplace vary.

GENERAL POLICIES AND STRATEGIES. Franklin Mutual selects investments for each fund based upon its analysis and research. This analysis and research takes into account the factors Franklin Mutual determines are relevant, which may include, among other factors, (i) the relationship of a security's book value to market value, (ii) cash flow and (iii) multiples of earnings of comparable securities. The relationship of a security's "book value to market value" is an analysis of the difference between the price at which a security is trading in the market, as compared to the value of that security based upon an analysis of certain information contained in a company's financial statements. Cash flow analysis considers the inflow and outflow of money into and out of a company. An analysis of "multiples of earnings of comparable securities" involves a review of the market values of comparable companies as compared to their earnings, and then comparing the results of this review with a comparison of the earnings of the company in question with its market value. These factors are not applied according to a predetermined formula. Rather, Franklin Mutual examines each security separately. Franklin Mutual has not established guidelines as to the size of an issuer, its earnings or the industry in which it operates in order for a security to be excluded as unsuitable for purchase by a fund.

Each fund may invest in securities that are traded on U.S. or foreign securities exchanges, the National Association of Securities Dealers Automated Quotation System ("NASDAQ") national market system or in any domestic or foreign over-the-counter ("OTC") market. U.S. or foreign securities exchanges typically represent the primary trading market for U.S. and foreign securities. A securities exchange brings together buyers and sellers of the same securities. The NASDAQ national market system also brings together buyers and sellers of the same securities through an electronic medium which facilitates a sale and purchase of the security. Typically, the companies whose securities are traded on the NASDAQ national market system are smaller than the companies whose securities are traded on a securities exchange. Finally, the OTC market refers to all other avenues whereby brokers bring together buyers and sellers of securities.

Each fund may invest in any industry although no fund will concentrate its investments in any one industry with the exception of Financial Services which will concentrate its investments in the financial services industry. Concentration is defined as investment by a fund of more than 25% of the value of its assets in any one industry.

Financial Services will normally invest at least 65% of its total assets in the securities issued by companies operating in the financial services industry. For fund purposes, companies in the financial services industry are considered to be companies which, on the basis of information supplied to and analyzed by Franklin Mutual, are believed to have at least 50% of their assets or revenues derived from the creation, purchase and sale of financial instruments. Companies in the financial services industry include banks, savings and loan organizations, credit card companies, brokerage firms, finance companies, sub-prime lending institutions, investment advisers, investment companies and insurance companies. Many companies within the financial services industry are smaller capitalized companies and therefore may be subject to certain risks not associated with larger companies. Financial Services' investment policy of concentrating in the financial services industry may not be changed without the approval of Financial Services' shareholders.

INVESTMENT IN THE SECURITIES OF REORGANIZING COMPANIES AND COMPANIES SUBJECT TO TENDER OR EXCHANGE OFFERS. Each fund also seeks to invest in the securities of domestic or foreign companies which are in the process of reorganizing or restructuring ("Reorganizing Companies") or as to which there exist outstanding tender or exchange offers. The funds may from time to time participate in such tender or exchange offers. A tender offer is an offer by the company itself or by another company or person to purchase a company's securities at a higher (or lower) price than the market value for such securities. An exchange offer is an offer by the company or by another company or person to the holders of the company's securities to exchange those securities for different securities. Although there are no restrictions limiting the extent to which each fund may invest in Reorganizing Companies, no fund presently anticipates committing more than 50% of its assets to such investments. In addition to typical equity and debt investments, the funds' investments in Reorganizing Companies may include Indebtedness, Participations and Trade Claims, as further described below.

INVESTING TO INFLUENCE OR CONTROL MANAGEMENT. The funds generally purchase securities for investment purposes and not for the purpose of influencing or controlling management of a company. However, in certain circumstances when Franklin Mutual perceives that a fund may benefit, Franklin Mutual may use the fund's ownership interest in a company to seek to influence or control management. A fund also may invest in entities whose business is to acquire securities of companies for the purpose of influencing or controlling management or with the expectation of taking over such companies. The funds may also invest in a particular company which Franklin Mutual believes may be an attractive company to be taken over by another entity.

NON-U.S. SECURITIES. The funds may purchase securities of non-U.S. issuers and Discovery may invest 50% or more of its assets in such securities. European will normally invest at least 65% of its total assets in the securities of issuers (i) organized under the laws of, (ii) whose principal business operations are located in, or (iii) at least 50% of whose revenue is earned from, European countries. For purposes of the fund's investments, European countries means all of the countries that are members of the European Union, the United Kingdom, Scandinavia, Eastern and Western Europe and those regions of Russia and the former Soviet Union that are considered part of Europe. European may also invest up to 35% of its total assets in securities of U.S. issuers as well as in securities of issuers from the Levant, the Middle East and the remaining regions of the world.

It is currently anticipated that European will invest primarily in securities of issuers in Western Europe and Scandinavia. European will normally invest in securities from at least five different countries although, from time to time, it may invest all of its assets in a single country. Under normal circumstances, European, at the close of each taxable year, will have at least 50% of its assets invested in securities of foreign issuers.

The funds other than European expect to invest a lesser percentage of their respective assets in securities of non-U.S. issuers than Discovery. Beacon intends to invest the next largest percentage, followed by Qualified, Financial Services and finally Mutual Shares. The funds may purchase securities whose values are quoted and traded in any currency in addition to the U.S. dollar. Where a security's value is quoted and traded in a non-U.S. dollar currency, the funds bear the risk of a decrease (or gain the benefit of an increase) in the value of the security as a result of changes in the value of the currency as compared to the U.S. dollar in addition to typical market price movements related to certain trading markets or the financial strength or weakness of the security's issuer. In order to avoid these unexpected fluctuations in value as a result of relative currency values, the funds expect to employ an investment technique called "hedging," which attempts to reduce or eliminate changes in a security's value resulting from changing currency exchange rates. Hedging is further described below.

Each fund may invest in securities commonly known as American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts of non-U.S. issuers. Such depositary receipts are interests in a pool of a non-U.S. company's securities which have been deposited with a bank or trust company. The bank or trust company then sells interests in the pool to investors in the form of depositary receipts. Depositary receipts can be unsponsored or sponsored by the issuer of the underlying securities or by the issuing bank or trust company.

DIFFERENCES BETWEEN THE FUNDS. While Mutual Shares, Qualified, Beacon, Discovery and European have identical basic investment restrictions, and Mutual Shares, Qualified, Beacon, European and Financial Services have identical investment goals, Franklin Mutual seeks to retain certain historical differences among the funds on an informal basis. Specifically, Mutual Shares, Qualified and Beacon have generally invested in larger and medium sized companies with large share trading volume. Discovery seeks to achieve its objective by investing proportionately more of its assets in smaller sized companies than the other funds and may also invest more than 50% of its assets in foreign securities. Qualified was originally intended for purchase by pension plans, profit sharing plans and other nontaxpaying entities. Consequently, it was intended that its investment portfolio would have greater flexibility due to reduced concerns about the tax effects on shareholders. Depending on market conditions, and any future changes in tax laws, Franklin Mutual expects that it will purchase securities for Qualified which satisfy such a goal, although currently Qualified operates in the same fashion as Mutual Shares and Beacon. Financial Services and European will utilize the same investment philosophy but will apply it in the context of investing in the financial services industry and European securities, generally. Allocation of investments among the funds also depends upon, among other things, the amount of cash in, and relative size of, each fund's portfolio. In addition, the factors outlined above are not mutually exclusive and a particular security may be owned by more than one fund.

Although the funds may invest in securities of companies of any size, Mutual Shares, Qualified and Beacon tend to invest in securities of companies with market capitalizations in excess of $1 billion due to the larger size of these funds. The term "market capitalization" refers to the value of a company as determined by the market price of its issued and outstanding common stock. A company's market capitalization is calculated by multiplying the number of outstanding shares of a company by the current market price of a share. Discovery may invest 50% or more of its assets in foreign issuers and expects to invest proportionately more of its assets in smaller capitalized companies than the other funds. Investing in smaller capitalized companies may involve greater risks than investing in securities of larger companies. The smaller companies in which Discovery invests often are not well known, their securities may trade in the securities markets below their book values and may not be followed by established securities analysts.

DEBT SECURITIES. The funds may invest in a variety of debt securities, including bonds and notes issued by domestic or foreign corporations and the U.S. or foreign governments. Bonds and notes differ in the length of the issuer's repayment schedule. Bonds typically have a longer payment schedule than notes. Typically, debt securities with a shorter repayment schedule pay interest at a lower rate than debt securities with a longer repayment schedule.

The debt securities in which the funds may invest may be either unrated or rated by one or more independent rating organizations such as S&P or Moody's. Securities are given ratings by independent rating organizations which grade the company issuing the securities based upon its financial soundness.

The debt securities which the funds may purchase may be rated in any rating category established by the independent rating organizations. Generally, the lower the rating category, the riskier the investment. Debt securities rated BBB or lower by S&P or Moody's are considered to be high yield, high risk debt securities, commonly known as "junk bonds." The lowest rating category established by Moody's is "C," and by S&P, is "D." Debt securities with a D rating are in default as to the payment of principal and interest which means that the issuer does not have the financial soundness to meet its interest payments or its repayment schedule to security holders. The funds may invest to an unlimited degree in junk bonds.

The funds will generally invest in debt securities under circumstances similar to those under which they will invest in equity securities; namely, when, in Franklin Mutual's opinion, such debt securities are available at prices less than their intrinsic value. Investment in fixed-income securities under these circumstances may lead to the potential for capital appreciation. Consequently, when investing in debt securities, a debt security's rating is given less emphasis in Franklin Mutual's investment decision-making process. Historically, the funds have invested in debt securities issued by Reorganizing Companies because such securities often are available at less than their intrinsic value. Debt securities of such companies typically are unrated, lower rated, in default or close to default. While posing a greater risk than higher rated securities with respect to payment of interest and repayment of principal at the price at which the debt security was originally issued, such debt securities typically rank senior to the equity securities of Reorganizing Companies and may offer the potential for certain investment opportunities. See "More Information About the Kinds of Securities the Funds Buy - Medium and Lower Rated Corporate Debt Securities" under "How Do the Funds Invest Their Assets?" in the SAI.

WHAT ARE SOME OF THE FUNDS' OTHER INVESTMENT STRATEGIES AND PRACTICES?

DIRECT INVESTMENT IN INDEBTEDNESS, PARTICIPATIONS AND TRADE CLAIMS. From time to time, the funds may purchase the direct indebtedness of various companies ("Indebtedness"), or participations in such Indebtedness. Indebtedness can be distinguished from traditional debt securities in that debt securities are part of a large issue of securities to the general public which is typically registered with a securities registration organization, such as the SEC, and which is held by a large group of investors. Indebtedness may not be a security, but rather, may represent a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Indebtedness of companies, a fund steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Indebtedness purchased by a fund may be in the form of loans, notes or bonds.

The length of time remaining until maturity on the Indebtedness is one factor Franklin Mutual considers in purchasing a particular Indebtedness. Indebtedness which represents a specific indebtedness of the company to a bank is not considered to be a security issued by the bank selling it. The funds purchase loans from national and state chartered banks as well as foreign banks. The funds normally invest in the Indebtedness of a company which Indebtedness has the highest priority in terms of payment by the company, although on occasion lower priority Indebtedness also may be acquired.

The funds may also purchase participation interests in Indebtedness ("Participations"). Participations represent fractional interests in a company's Indebtedness. The financial institutions which typically make Participations available are banks or insurance companies, governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or certain organizations such as the World Bank which are known as "supranational organizations." Supranational organizations are entities established or financially supported by the national governments of one or more countries to promote reconstruction or development.

The funds may also purchase trade claims and other direct obligations or claims ("Trade Claims") of Reorganizing Companies. Trade Claims generally represent money due to a supplier of goods or services to such Reorganizing Company.

Indebtedness, Participations and Trade Claims may be illiquid (as defined below).

ILLIQUID SECURITIES. An illiquid security is a security that cannot be sold within seven days in the normal course of business for approximately the amount at which a fund has valued the security and carries such value on its financial statements. Examples of illiquid securities are most restricted securities, and repurchase agreements which terminate more than seven days from their initial purchase date, as further described below. No fund may purchase an illiquid security if, at the time of purchase, the fund would have more than 15% of its net assets invested in such securities.

RULE 144A SECURITIES. The funds may invest in certain unregistered securities which may be sold under Rule 144A of the Securities Act of 1933 ("144A securities"). 144A securities are restricted, which generally means that a legend has been placed on the share certificates representing the securities which states that the securities were not registered with the SEC when they were initially sold and may not be resold except under certain circumstances. In spite of the legend, certain securities may be sold to other institutional buyers provided that the conditions of Rule 144A are met. In the event that there is an active secondary institutional market for 144A securities, the 144A securities may be treated as liquid. As permitted by the federal securities laws, the Board has adopted procedures in accordance with Rule 144A which govern when specific 144A securities held by the funds may be deemed to be liquid.

MORTGAGE-BACKED SECURITIES. Each fund may invest in securities representing interests in an underlying pool of real estate mortgages ("mortgage-backed securities"). The mortgage-backed securities which the funds may purchase may be issued or guaranteed by the U.S. government, certain U.S. government agencies or certain government sponsored corporations or organizations or by certain private, non-government corporations, such as banks and other financial institutions. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

CMOs are debt securities issued by the entities listed above. The payment of interest on the debt securities is dependent upon the scheduled payments on the underlying mortgages and, thus, the CMOs are said to be "collateralized" by the pool of mortgages. CMOs are issued in a number of classes or series with different maturities. The classes or series are paid off completely in sequence as the underlying mortgages are repaid. Certain of these securities may have variable interest rates which adjust as interest rates in the securities market generally rise or fall. Other CMOs may be stripped, which means that only the principal or interest feature of the underlying security is passed through to the fund.

REMICs, which were authorized under certain tax laws, are private entities formed for the purpose of holding a fixed pool of mortgages. The mortgages are, in turn, backed by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Certain of these private-backed securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

The funds may also invest directly in distressed mortgage obligations. A direct investment in a distressed mortgage obligation involves the purchase by the fund of a lender's interest in a mortgage granted to a borrower, where the borrower has experienced difficulty in making its mortgage payments, or for which it appears likely that the borrower will experience difficulty in making its mortgage payments. As is typical with mortgage obligations, payment of the loan is secured by the real estate underlying the loan. By purchasing the distressed mortgage obligation, a fund steps into the shoes of the lender from a risk point of view.

REAL ESTATE INVESTMENT TRUST ("REIT") INVESTMENTS. Among the funds' equity investments may be investments in shares issued by REITs. A REIT is a pooled investment vehicle which purchases primarily income-producing real estate or real estate related loans or other real estate related interests. The pooled vehicle, typically a trust, then issues shares whose value and investment performance are dependent upon the investment experience of the underlying real estate related investments.

SHORT SALES. The funds may engage in two types of short sale transactions, "naked short sales" and "short sales against the box" transactions. In a naked short sale transaction, a fund sells a security which it does not own to a purchaser at a specified price. In order to complete the short sale transaction, the fund must (i) borrow the security to deliver the security to the purchaser; and (ii) buy the same security in the market in order to return it to the borrower. In buying the security to replace the borrowed security, the fund expects to buy the security in the market for less than the amount it earned on the short sale, thereby yielding a profit. In some circumstances, the fund may receive the security in connection with a reorganization and, consequently, need not buy the security to be returned to the borrower. Each fund may engage in naked short sale transactions up to 5% of its assets.

The funds may also sell securities "short against the box" without limit. In a short sale against the box, the fund actually holds in its portfolio the securities which it has sold short. In replacing the borrowed securities in the transaction, the fund may either buy securities in the open market or use those in its portfolio. See "More Information About the Kinds of Securities the Funds Buy - Short Sales" under "How Do the Funds Invest Their Assets?" in the SAI for more discussion of these practices.

INVESTMENT COMPANY SECURITIES. Each fund may invest from time to time in other investment company securities, subject to applicable law which restricts such investments. Such laws generally restrict a fund's purchase of another investment company's securities to three percent (3%) of the other investment company's securities, no more than five percent (5%) of the fund's assets in any single investment company's securities and no more than ten percent (10%) of the fund's assets in all investment company securities.

REPURCHASE AGREEMENTS. Each fund may invest up to 10% of its assets in repurchase agreements, including tri-party repurchase agreements. In a repurchase agreement transaction, a fund purchases a U.S. Government security from a bank or broker-dealer. The agreement provides that the security must be sold back to the bank or broker-dealer at an agreed-upon price and date. The bank or broker-dealer must transfer to the fund's custodian bank securities with an initial value, including any earned but unpaid interest, equal to at least 100% of the dollar amount invested by the fund in each repurchase agreement. The value of the underlying U.S. government securities is determined daily so that there is on deposit with the fund's custodian bank at least 100% of the value of the repurchase agreement. In a tri-party repurchase agreement, the security is maintained at the bank or broker-dealer's custodian bank, as opposed to being transferred to and maintained at the fund's custodian bank. There are certain risks associated with such transactions which are described in the SAI.

LOANS OF SECURITIES. Each fund may also lend its portfolio securities to banks or broker-dealers in order to realize additional income which the fund receives as a loan premium. If a fund lends portfolio securities, for each loan the fund must receive in return securities with a value at least equal to 100% of the current market value of the loaned securities. Each fund presently does not anticipate loaning more than 5% of its respective portfolio securities. There are certain risks associated with loan transactions which are described in the SAI.

BORROWING. While the funds are permitted to borrow under certain circumstances as described in the SAI, under no circumstances will a fund make additional investments while any amounts borrowed exceed 5% of the fund's total assets.

SECURITIES OF COMPANIES IN THE FINANCIAL SERVICES INDUSTRY. Under the federal securities law, each fund may not invest more than 5% of its total assets in the securities of any company that receives more than 15% of its revenues from securities related activities which means activities as a broker, dealer, underwriter or investment advisor (a "securities issuer"). Further, immediately after a purchase of equity securities of a securities issuer, a fund may not own more than 5% of the outstanding securities of any class of equity securities of a securities issuer, and immediately after a purchase of debt securities of a securities issuer, a fund may not own more than 10% of the outstanding principal amount of the securities issuer's debt securities.

HEDGING AND INCOME TRANSACTIONS. The funds may use various hedging strategies. Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. The hedging strategies that the funds may use are also used by many mutual funds and other institutional investors. When pursuing these hedging strategies, the funds may engage in the following types of transactions among others: purchase and sell exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all of the above are called "Hedging Transactions"). Each of these Hedging Transactions is described more fully in the SAI. From time to time, the funds may engage in other hedging strategies with qualities similar to those described in this prospectus.

Some examples of situations in which Hedging Transactions may be used are:
(i) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from changes in securities markets or currency exchange rate fluctuations; (ii) to protect a fund's gains in the value of portfolio securities which have not yet been sold; (iii) to facilitate the sale of certain securities for investment purposes; and (iv) as a temporary substitute for purchasing or selling particular securities.

Any combination of Hedging Transactions may be used at any time as determined by Franklin Mutual. Use of any Hedging Transaction is a function of numerous variables, including market conditions and the investment manager's expertise in utilizing such techniques. The ability of a fund to utilize Hedging Transactions successfully cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, including the establishment of certain isolated accounts at the fund's custodian bank. Hedging Transactions involving financial futures and options on futures will be purchased, sold or entered into generally for bona fide hedging, risk management or portfolio management purposes.

The various techniques described above as "Hedging Transactions" may also be used by the funds for non-hedging purposes. For example, these techniques may be used to produce income to a fund where the fund's participation in the transaction involves the payment of a premium to the fund. A fund may also use a hedging technique if Franklin Mutual has a view about the fluctuation of certain indices, currencies or economic or market changes such as a reduction in interest rates. No more than 5% of a fund's assets will be exposed to risks of such types of instruments when entered into for non-hedging purposes.

Any material changes in or to the Hedging Transactions used by the funds will be described in the funds' prospectuses before being utilized.

TEMPORARY INVESTMENTS. Franklin Mutual typically keeps a portion of the assets of each fund invested in short-term debt securities although it may choose not to do so when circumstances dictate. These temporary investments permit the funds to react quickly to market movements. The funds also may make temporary investments while awaiting the accumulation of additional monies to make larger investments. Temporary investments tend to be less risky and less subject to fluctuations due to general market conditions than other investments.

OTHER POLICIES AND RESTRICTIONS. Each fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about each fund's investment policies, including those described above, please see "How Do the Funds Invest Their Assets?" and "Restrictions and Limitations" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when a fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.

WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

GENERAL. There is no assurance that a fund will meet its investment goal. Generally, if the securities owned by a fund increase in value, the value of the shares of the fund which you own will increase. Similarly, if the securities owned by a fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by a fund.

SHORT SALES. Short sales carry risks of loss if the price of the security sold short increases after the sale. In this situation, when a fund replaces the borrowed security by buying the security in the securities markets, the fund may pay more for the security than it has received from the purchaser in the short sale. A fund may, however, profit from a change in the value of the security sold short, if the price decreases.

COMMON STOCKS. To the extent that a fund's investments consist of common stocks, a decline in the market, expressed for example by a drop in any securities index that is based on equity securities, such as the Dow Jones Industrial or the Standard & Poor's 500 average, may also be reflected in a fund's share price. Historically, there have been both increases and decreases in securities prices generally and such increases and decreases may reoccur unpredictably in the future.

DEBT SECURITIES GENERALLY. To the extent that a fund's investments consist of debt securities, changes in interest rates will affect the value of the fund's portfolio and its share price. Increased rates of interest which frequently accompany higher inflation and/or a growing economy are likely to have a negative effect on the value of your shares.

LOWER-RATED DEBT SECURITIES. To the extent a fund invests in lower-rated debt securities, it will be subject to risks which are greater than those to which a fund which limits its investments to higher grade debt securities would be subject. Such risks include limitations on a fund's ability to re-sell the lower-rated debt securities and less readily available market quotations for such securities. If there are not readily available market quotations for a debt security, its value is determined largely by the investment manager's judgment. When and if the debt security is sold, the investment manager may find that its estimation of the debt security's value is substantially different than the sale price effected in the market.

144A SECURITIES. Due to changing markets or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities which have been registered with the SEC for sale.

NON-U.S. SECURITIES. Investments in securities of non-U.S. issuers involve certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include: fluctuations in the value of the currency in which the security is traded or quoted as compared to the U.S. dollar; unpredictable political, social and economic developments in the foreign country where the security is issued or where the issuer of the security is located; and the possible imposition by a foreign government of limits on the ability of a fund to obtain a foreign currency or to convert a foreign currency into U.S. dollars; or the imposition of other foreign laws or restrictions. Since each fund may invest in securities issued, traded or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the fund's portfolio. Franklin Mutual generally attempts to reduce such risk, known as "currency risk," by using Hedging Transactions. In addition, in certain countries, the possibility of expropriation of assets, confiscatory taxation, or diplomatic developments could adversely affect investments in those countries. Expropriation of assets refers to the possibility that a country's laws will prohibit the return to the U.S. of any monies which a fund has invested in the country. Confiscatory taxation refers to the possibility that a foreign country will adopt a tax law which has the effect of requiring the fund to pay significant amounts, if not all, of the value of the fund's investment to the foreign country's taxing authority. Diplomatic developments means that because of certain actions occurring within a foreign country such as significant civil rights violations or because of the United States' actions during a time of crisis in the particular country, all communications and other official governmental relations between the country and the United States could be severed. This could result in the abandonment of any U.S. investors', such as the funds', money in the particular country, with no ability to have the money returned to the United States.

There may be less publicly available information about a foreign company than about a U.S. company. Foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. The number of securities traded, and the frequency of such trading, in non-U.S. securities markets, while growing in volume, is for the most part, substantially less than in U.S. markets. As a result, securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transaction costs, the costs associated with buying and selling securities, on non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Each fund's foreign investments may include both voting and non voting securities, sovereign debt and participations in foreign government deals. The funds may have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.


EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which a fund may hold in its portfolio, and their impact on the value of fund shares. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.


INVESTMENT COMPANY SECURITIES. Investors should recognize that a fund's purchase of the securities of investment companies results in layering of expenses. This layering may occur because investors in any investment company, such as a fund, indirectly bear a proportionate share of the expenses of the investment company, including operating costs, and investment advisory and administrative fees.

DEPOSITARY RECEIPTS. Receipts of non-U.S. issuers may have certain risks, including trading for a lower price, having less liquidity than their underlying securities and risks relating to the issuing bank or trust company. Holders of unsponsored Depositary Receipts have a greater risk that receipt of corporate information and proxy disclosure will be untimely, information may be incomplete and costs may be higher.

SPECIAL CONSIDERATIONS RELATING TO FINANCIAL SERVICES. As stated above, Financial Services concentrates its investments in the financial service industry. The fund's investments and performance, accordingly, will be affected by general market and economic conditions as well as other risk factors particular to the financial services industry. Financial services companies are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial services company can make, and the interest rates and fees it can charge. Such limitations may have a significant impact on the profitability of a financial services company since that profitability is attributable, at least in part, to the company's ability to make financial commitments such as loans. Profitability of a financial services company is largely dependent upon the availability and cost of the company's funds, and can fluctuate significantly when interest rates change. The financial difficulties of borrowers can negatively impact the industry to the extent that borrowers may not be able to repay loans made by financial services companies.

Insurance companies may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Particular insurance lines will also be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality risks and morbidity rates. Individual insurance companies may be subject to material risks including inadequate reserve funds to pay claims and the inability to collect from the insurance companies which insure insurance companies, so-called reinsurance carriers.

Congress is currently considering legislation that would reduce the separation between commercial and investment banking businesses. Commercial banks typically have been limited to certain non-securities activities such as making loans and accepting deposits. Investment banks have typically engaged in more extensive securities activities. If enacted, the proposed legislation could significantly impact the industry and Financial Services. While banks may be able to expand the services which they offer if legislation broadening bank powers is enacted, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between banks and other financial institutions erode. In addition, the financial services industry is an evolving and competitive industry that is undergoing significant change. Such changes have resulted from various consolidations as well as the continual development of new products, structures and a regulatory framework that is anticipated to be subject to further change.

HEDGING TRANSACTIONS. Hedging Transactions, whether entered into as a hedge or for gain, have risks associated with them. The three most significant risks associated with Hedging Transactions are: (i) possible default by the other party to the transaction; (ii) illiquidity; and (iii) to the extent Franklin Mutual's view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions could result in losses greater than if they had not been used. Use of put and call options may (i) result in losses to a fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities or (v) cause a fund to hold a security it might otherwise sell.

The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of controls by a foreign or the U.S. government on the exchange of foreign currencies, the inability of foreign securities transactions to be completed with the security being delivered to the fund, or the inability to deliver or receive a specified currency.

Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, these transactions also tend to limit any potential gain which might result from an increase in value of the position taken. As compared to options contracts, futures contracts create greater ongoing potential financial risks to a fund because the fund is required to make ongoing monetary deposits with futures brokers. In an options transaction, a fund's exposure is limited to the cost of the initial premium paid by the fund to the broker to engage in the transaction. Losses resulting from the use of Hedging Transactions can reduce Net Asset Value, and possibly income, and such losses can be greater than if the Hedging Transactions had not been utilized. The cost of entering into Hedging Transactions may also reduce a fund's total return to investors.

REORGANIZING COMPANIES. There can be no assurance that any merger, consolidation, liquidation, reorganization or tender or exchange offer proposed at the time a fund makes its investment in a Reorganizing Company will be consummated or will be consummated on the terms and within the time period contemplated by Franklin Mutual.

INDEBTEDNESS AND PARTICIPATIONS. The purchase of Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. Franklin Mutual believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through proper analysis. There are no established markets for some of this Indebtedness and, thus, it is less liquid than more heavily traded securities.

Participations are typically issued by financial institutions on a non-recourse basis, which means that purchasers of the Participations must rely on the financial institution issuing the Participation to assert any rights against the Borrower with respect to the underlying Indebtedness. Thus, when a fund purchases a Participation, it assumes the risk associated with the financial soundness of the bank or other financial intermediary issuing the Participation, as well as the credit risk associated with the financial soundness of the issuer of the underlying Indebtedness.

RISKS RELATED TO REAL ESTATE-RELATED INVESTMENTS. The funds' investments in real estate-related securities are subject to certain risks related to the real estate industry in general. These risks include, among others: changes in general and local economic conditions; possible declines in the value of real estate; the possible lack of availability of money for loans to purchase real estate; overbuilding in particular areas; prolonged vacancies in rental properties; property taxes; changes in laws related to the use of real estate in certain areas; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; the costs associated with damage to real estate resulting from floods, earthquakes or other material disasters not covered by insurance; and limitations on and variations in rents and changes in interest rates.

DISTRESSED MORTGAGE OBLIGATIONS. Unlike mortgage-backed securities, which generally represent an interest in a pool of loans backed by real estate, investing in direct mortgage obligations involves the risks of a lender. These risks include the ability or inability of a borrower to make its loan payments and the possibility that the borrower will prepay the loan in advance of its scheduled payment time period, curtailing an expected rate and timing of return for the lender. Investments in direct mortgage obligations of distressed borrowers involve substantially greater risks and are highly speculative due to the fact that the borrower's ability to make timely payments has been identified as questionable. Borrowers that are in bankruptcy or restructuring may never pay off their loans, or may pay only a small fraction of the amount owed. If, because of a lack of payment, the real estate underlying the loan is foreclosed, which means that the borrower takes possession of the real estate, a fund could become part owner of such real estate. As an owner, a fund would bear any costs associated with owning and disposing of the real estate and also may encounter difficulties in disposing of the real estate in a timely fashion. In addition, there is no assurance that a fund would be able profitably to dispose of properties in foreclosure.

TAX CONSIDERATIONS. Each fund's investments in options, futures, and forward contracts, including foreign currency options and futures, foreign securities and other complex securities are subject to special tax rules that may affect the amount, timing or character of the income earned by the fund and distributed to you. Each fund may also be subject to withholding taxes on earnings from certain of its foreign securities. These special tax rules are discussed in the "Additional Information on Distributions and Taxes" section of the SAI.


YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Franklin Mutual considers.

Franklin Mutual will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Franklin Mutual, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which a fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Funds?" for more information.


WHO MANAGES THE FUNDS?

THE BOARD. The Board oversees the management of each fund and elects its officers. The officers are responsible for each fund's day-to-day operations. The Board also monitors each fund to ensure no material conflicts exist among the fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

Michael F. Price is Chairman of the Boards of Directors which oversee the management of the funds and the investment manager.


INVESTMENT MANAGER. Franklin Mutual manages each fund's assets and makes its investment decisions. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Franklin Mutual and its affiliates manage over $208 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the funds' Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the fund portfolios is led by Peter Langerman, Chief Executive Officer, and Robert Friedman, Chief Investment Officer, of Franklin Mutual. The team is comprised of the following investment professionals who have portfolio responsibility for all of the Franklin Mutual Series Fund Inc. portfolios. These professionals have been associated with Franklin Mutual since:


Jeffrey A. Altman 1988
Senior Vice President of Franklin Mutual

Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to November 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He is a Vice President of Franklin Mutual Series Fund Inc.

Robert L. Friedman 1988
Chief Investment Officer and Senior Vice President of Franklin Mutual

Mr. Friedman has a Bachelor of Arts degree in Humanities from Johns Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He is a Vice President of Franklin Mutual Series Fund Inc.

Raymond Garea 1991
Senior Vice President of Franklin Mutual

Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He is a Vice President of Franklin Mutual Series Fund Inc.

Peter A. Langerman 1986
Chief Executive Officer and Senior Vice President of Franklin Mutual

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He is a Director and Executive Vice President of Franklin Mutual Series Fund Inc.

David E. Marcus 1988
Senior Vice President of Franklin Mutual

Mr. Marcus has a Bachelor of Science degree in Business
Administration/Finance from Northeastern University. Prior to November 1996, he was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc.

Lawrence N. Sondike 1984
Senior Vice President of Franklin Mutual

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He is a Vice President of Franklin Mutual Series Fund Inc.

David J. Winters 1987
Senior Vice President of Franklin Mutual

Mr. Winters has a Bachelor of Arts degree in Economics from Cornell University. He is a Chartered Financial Analyst (CFA). Prior to November 1996, he was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc.

In addition, Franklin Mutual employees Jim Agah and Jeff Diamond as Assistant Portfolio Managers.

Jim Agah 1997
Assistant Portfolio Manager of Franklin Mutual


Mr. Agah has a Bachelor of Science degree in Business Administration from the University of Michigan and a Masters of Management from the Kellogg Graduate School of Management at Northwestern University. He is both a Chartered Financial Analyst (CFA) and a Certified Public Accountant (CPA). Prior to joining Franklin Mutual in 1997, he was a Vice President of Equity Sales for Keefe, Bryette & Woods.


Jeff Diamond 1998
Assistant Portfolio Manager of Franklin Mutual

Mr. Diamond has a Bachelor of Science degree in Engineering from Cornell University and a Masters in Business Administration/Finance from Columbia University. Prior to joining Franklin Mutual in March of 1998, he was Vice President and Co-Manager of Prudential Conservative Stock Fund.

The following Portfolio and Assistant Portfolio Managers have primary responsibility for investments in the following funds:

Mutual Shares Fund .... Larry Sondike and David Marcus

Mutual Qualified Fund . Ray Garea and Assistant Portfolio Manager Jeff Diamond

Mutual Beacon Fund .... Larry Sondike and David Winters

Mutual Discovery Fund . Rob Friedman and David Marcus

Mutual European Fund .. David Marcus

Mutual Financial
Services Fund ......... Ray Garea and Assistant Portfolio Manager Jim Agah

MANAGEMENT FEES. During the fiscal year ended December 31, 1997, Franklin Mutual had agreed in advance to limit its fees and to make certain payments to reduce expenses. The table below shows the management fees and total operating expenses paid by each fund, as a percentage of average daily net assets.

                      MANAGEMENT                 TOTAL OPERATING
                      FEES BEFORE    MANAGEMENT  EXPENSES BEFORE TOTAL OPERATING
                    ADVANCE WAIVER    FEES PAID  ADVANCE WAIVER   EXPENSES PAID
------------------------------------------------------------------------------

CLASS A
Mutual Shares.......      0.60%         0.57%        1.10%          1.07%
Qualified...........      0.60          0.57         1.13           1.10
Beacon..............      0.60          0.57         1.12           1.09
European............      0.80          0.78         1.39           1.37
Discovery...........      0.80          0.78         1.35           1.33
Financial Services*.      0.80          0.18         1.97           1.35

CLASS C
Mutual Shares.......      0.60%         0.57%        1.75%          1.72%
Qualified...........      0.60          0.57         1.78           1.75
Beacon..............      0.60          0.57         1.77           1.74
European............      0.80          0.78         2.05           2.02
Discovery...........      0.80          0.78         2.00           1.98
Financial Services*.      0.80          0.18         2.62           2.00

*Annualized


Each fund pays its own operating expenses. These expenses include Franklin Mutual's management fees; taxes, if any; custodian, legal and auditing fees; the fees and expenses of Board members who are not members of, affiliated with, or interested persons of Franklin Mutual; fees of any personnel not affiliated with Franklin Mutual; insurance premiums; trade association dues; expenses of obtaining quotations for calculating the fund's Net Asset Value; and printing and other expenses that are not expressly assumed by Franklin Mutual.


Under their management agreements, the funds pay Franklin Mutual a management fee equal to an annual rate of 0.60% of the average daily net assets of Mutual Shares, Qualified and Beacon, and 0.80% of the average daily net assets of Discovery, European and Financial Services. The fee is computed at the close of business on the last business day of each month.


During Financial Services' start-up period, Franklin Mutual has agreed in advance to limit its management fees and to assume as its own expense certain expenses otherwise payable by the fund so that Financial Services' total operating expenses do not exceed 1.35% of Class A's average daily net assets, 2.00% of Class B's average daily net assets and 2.00% of Class C's average daily net assets for the fund's initial twenty-four months of operations. After the first twenty-four months of operations, Franklin Mutual may end this agreement at any time.


PORTFOLIO TRANSACTIONS. Franklin Mutual tries to obtain the best execution on all transactions. If Franklin Mutual believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. To the extent that any fund owns more than 5% of the voting securities of a broker-dealer, that broker-dealer may be considered an affiliated person of such fund. If such fund places any portfolio transactions through that broker-dealer, the fund would be required to comply with certain rules of the SEC relating to the payment of brokerage commissions to an affiliated broker-dealer. Please see "How Do the Funds Buy Securities for Their Portfolios?" in the SAI for more information.

ADMINISTRATIVE SERVICES. FT Services provides certain administrative services and facilities for each fund. Under its administration agreement, each fund pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. During the fiscal year ended December 31, 1997, administration fees totaling 0.08% of the average daily net assets of each fund were paid to FT Services. These fees are included in the amount of total expenses shown above. The administration fees for Financial Services have been annualized. Please see "Investment Management and Other Services" in the SAI for more information.


YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by Franklin Mutual, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

Franklin Mutual and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and Franklin Mutual may have no control.


THE RULE 12B-1 PLANS


Each class has a separate distribution or "Rule 12b-1" plan under which each fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by each fund under the Class A plan may not exceed 0.35% per year of Class A's average daily net assets. Of this amount, the fund may reimburse up to 0.35% to Distributors or others, out of which 0.10% will generally be retained by Distributors for distribution expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class A purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.

Under the Class B plan, each fund pays Distributors up to 0.75% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

Each fund may also pay a servicing fee of up to 0.25% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

Under the Class C plan, each fund may pay Distributors up to 0.75% per year of Class C's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class C expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class C shares, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

Each fund may also pay a servicing fee of up to 0.25% per year of Class C's average daily net assets under the Class C plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.


The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW TAXATION AFFECTS THE FUNDS AND THEIR SHAREHOLDERS

ON AUGUST 5, 1997, PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF 1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES IN THE CODE. BECAUSE MANY OF THESE CHANGES ARE COMPLEX THEY ARE DISCUSSED IN THE SAI.



TAXATION OF THE FUNDS' INVESTMENTS
                                            -------------------------------------------
Each fund invests your money in the         HOW DO THE FUNDS
stocks, bonds and other securities that     EARN INCOME AND GAINS?
are described in the section "How Do the
Funds Invest Their Assets?" Special tax     Each fund earns dividends and interest
rules may apply in determining the income   (the fund's "income") on its investments.
and gains that each fund earns on its       When a fund sells a security for a price
investments. These rules may, in turn,      that is higher than it paid, it has a
affect the amount of distributions that a   gain. When a fund sells a security for a
fund pays to you. These special tax rules   price that is lower than it paid, it has
are discussed in the SAI.                   a loss. If a fund has held the security
                                            for more than one year, the gain or loss
TAXATION OF THE FUNDS. As a regulated       will be a long-term capital gain or loss.
investment company, each fund generally     If a fund has held the security for one
pays no federal income tax on the income    year or less, the gain or loss will be a
and gains that it distributes to you.       short-term capital gain or loss. Each
                                            fund's gains and losses are netted
                                            together, and, if the fund has a net gain
                                            (the fund's "gains"), that gain will
                                            generally be distributed to you.


                                            -------------------------------------------


FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from a fund's investments in foreign stocks and bonds. These taxes will reduce the amount of the fund's distributions to you, but, depending upon the amount of the fund's assets that are invested in foreign securities and foreign taxes paid, may be passed through to you as a foreign tax credit on your income tax return. Each fund may also invest in the securities of foreign companies that are "passive foreign investment companies" ("PFICs"). These investments in PFICs may cause a fund to pay income taxes and interest charges. If possible, each fund will adopt strategies to avoid PFIC taxes and interest charges.

TAXATION OF SHAREHOLDERS

                                            -------------------------------------------
DISTRIBUTIONS. Distributions from a fund,   WHAT IS A DISTRIBUTION?
whether you receive them in cash or in
additional shares, are generally subject    As a shareholder, you will receive your
to income tax. The fund will send you a     share of a fund's income and gains on its
statement in January of the current year    investments in stocks, bonds and other
that reflects the amount of ordinary        securities. The fund's income and short
dividends, capital gain distributions and   term capital gains are paid to you as
non-taxable distributions you received      ordinary dividends. The fund's long-term
from the fund in the prior year. This       capital gains are paid to you as capital
statement will include distributions        gain distributions. If the fund pays you
declared in December and paid to you in     an amount in excess of its income and
January of the current year, but which are  gains, this excess will generally be
taxable as if paid on December 31 of the    treated as a non-taxable distribution.
prior year. The IRS requires you to report  These amounts, taken together, are what
these amounts on your income tax return     we call the fund's distributions to you.
for the prior year. The fund's statement
for the prior year will tell you how much
of your capital gain distribution
represents 28% rate gain. The remainder of
the capital gain distribution represents
20% rate gain.
                                            -------------------------------------------


DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a Section 401(k) plan or IRA, are generally tax-deferred;
this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Be aware, however, that special rules apply to payouts from Roth and Education IRAs.


DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from a fund.

                                            -------------------------------------------
REDEMPTIONS AND EXCHANGES. If you redeem    WHAT IS A REDEMPTION?
your shares or if you exchange your shares
of a fund for shares in another Franklin    A redemption is a sale by you to the fund
Templeton Fund, you will generally have a   of some or all of your shares in the
gain or loss that the IRS requires you to   fund. The price per share you receive
report on your income tax return. If you    when you redeem fund shares may be more
exchange fund shares held for 90 days or    or less than the price at which you
less and pay no sales charge, or a reduced  purchased those shares. An exchange of sales charge, for the new shares, all or a  shares in the fund for shares of another
portion of the sales charge you paid on     Franklin Templeton Fund is treated as a
the purchase of the shares you exchanged    redemption of fund shares and then a
is not included in their cost for purposes  purchase of shares of the other fund.
of computing gain or loss on the exchange.  When you redeem or exchange your shares,
If you hold your shares for six months or   you will generally have a gain or loss,
less, any loss you have will be treated as  depending upon whether the basis in your
a long-term capital loss to the extent of   shares is more or less than your cost or
any capital gain distributions received by  other basis in the shares.
you from the fund. All or a portion of any
loss on the redemption or exchange of your
shares will be disallowed by the IRS if
you purchase other shares in the fund
within 30 days before or after your
redemption or exchange.
                                            -------------------------------------------
FOREIGN TAXES. If more than 50% of the      WHAT IS A FOREIGN TAX CREDIT?
value of a fund's assets consist of
foreign securities, the fund may elect to   A foreign tax credit is a tax credit for
pass-through to you the amount of foreign   the amount of taxes imposed by a foreign
taxes it paid. If the fund makes this       country on earnings of a fund. When a
election, your year-end statement will      foreign company in which a fund invests
show more taxable income than was actually  pays a dividend to the fund, the dividend
distributed to you. However, you will be    will generally be subject to a
entitled to either deduct your share of     withholding tax. The taxes withheld in
such taxes in computing your taxable        foreign countries create credits that you
income or claim a foreign tax credit for    may use to offset your U.S. federal
such taxes against your U.S. federal        income tax.
income tax. Your year-end statement,
showing the amount of deduction or credit
available to you, will be distributed to
you in January along with other
shareholder information records including
your fund Form 1099-DIV.
                                            -------------------------------------------


The 1997 Act includes a provision that allows you to claim thesecredits directly on your income tax return (Form 1040) and eliminates the previous requirement that you complete a detailed supporting form. To qualify, you must have $600 or less in joint return foreign taxes ($300 or less on a single return), all of which are reported to you on IRS Form 1099-DIV. THIS SIMPLIFIED PROCEDURE APPLIES ONLY FOR CALENDAR YEARS
1998 AND BEYOND, AND WAS NOT AVAILABLE IN 1997.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares.
Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.


STATE TAXES. Ordinary dividends and capital gain distributions that you receive from a fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in a fund.

                                            -------------------------------------------
                                            WHAT IS A BACKUP
BACKUP WITHHOLDING. When you open an        WITHHOLDING?
account, IRS regulations require that you
provide your taxpayer identification        Backup withholding occurs when the fund
number ("TIN"), certify that it is          is required to withhold and pay over to
correct, and certify that you are not       the IRS 31% of your distributions and
subject to backup withholding under IRS     redemption proceeds. You can avoid backup
rules. If you fail to provide a correct     withholding by providing the fund with
TIN or the proper tax certifications, the   your TIN, and by completing the tax
fund is required to withhold 31% of all     certifications on your shareholder
the distributions (including ordinary       application that you were asked to sign
dividends and capital gain distributions)   when you opened your account. However, if
and redemption proceeds paid to you. The    the IRS instructs the fund to begin
fund is also required to begin backup       backup withholding, it is required to do
withholding on your account if the IRS      so even if you provided the fund with
instructs the fund to do so. The fund       your TIN and these tax certifications,
reserves the right not to open your         and backup withholding will remain in
account, or, alternatively, to redeem your  place until the fund is instructed by the
shares at the current Net Asset Value,      IRS that it is no longer required.
less any taxes withheld, if you fail to
provide a correct TIN or the proper tax
certifications, or if the IRS instructs
the fund to begin backup withholding on
your account.
                                            -------------------------------------------



THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI.


HOW ARE THE FUNDS ORGANIZED?


Each fund is a diversified series of Mutual Series, an open-end management investment company, commonly called a mutual fund. Mutual Series was organized as a Maryland corporation on November 12, 1987, and is registered with the SEC. Each fund offers four classes of shares: Mutual Shares Fund - Class A, Mutual Shares Fund - Class B, Mutual Shares Fund - Class C, Mutual Shares Fund - Class Z; Mutual Qualified Fund - Class A, Mutual Qualified Fund
- Class B, Mutual Qualified Fund - Class C, Mutual Qualified Fund - Class Z; Mutual Beacon Fund - Class A, Mutual Beacon Fund - Class B, Mutual Beacon Fund - Class C, Mutual Beacon Fund - Class Z; Mutual European Fund - Class A, Mutual European Fund - Class B, Mutual European Fund - Class C, Mutual European Fund - Class Z; Mutual Discovery Fund - Class A, Mutual Discovery Fund - Class B, Mutual Discovery Fund - Class C, Mutual Discovery Fund - Class Z; Mutual Financial Services Fund - Class A, Mutual Financial Services Fund - Class B, Mutual Financial Services Fund - Class C and Mutual Financial Services Fund - Class Z. For all funds except Financial Services, all shares outstanding before the offering of Class A and Class C shares on November 1, 1996, are considered Class Z shares. Financial Services was initially created with Class A, Class C and Class Z shares. Additional series and classes of shares may be offered in the future.


Shares of each class represent proportionate interests in the assets of the fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of Mutual Series for matters that affect Mutual Series as a whole.

Mutual Series has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


Mutual Series does not intend to hold annual shareholder meetings. Mutual Series or a fund may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the Board to consider the removal of a Board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member. A special meeting may also be called by the Board in its discretion.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, please follow the steps below. This will help avoid any delays in processing your request. PLEASE KEEP IN MIND THAT THE FUNDS DO NOT CURRENTLY ALLOW INVESTMENTS BY MARKET TIMERS.

1.  Read this prospectus carefully.

2. Determine how much you would like to invest. The fund's minimum investments are:

    o To open a regular, non-retirement account.............      $1,000

    o To open an IRA, IRA Rollover, Roth IRA, or Education IRA     $ 250*

    o To open a custodial account for a minor
      (an UGMA/UTMA account)................................       $ 100

    o To open an account with an automatic investment plan .       $  50**

    o To add to an account..................................       $  50***

    *For all other retirement accounts, there is no minimum investment requirement.
    **$25 for an Education IRA.
    ***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

    We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.


3. Carefully complete and sign the enclosed account application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. PLEASE ALSO INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, WE WILL INVEST YOUR PURCHASE IN CLASS A SHARES. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.


4.  Make your investment using the table below.


METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 For an initial investment:

                            Return the application to the fund with your check made payable to the fund.

                        For additional investments:

                            Send a check made payable to the fund. Please include your account number on the check.

------------------------------------------------------------------------------
BY WIRE                 1.  Call Shareholder Services or, if that number is
                            busy, call 1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                        2. For an initial investment you must also return your signed account application to the fund.


                        IMPORTANT DEADLINES: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.


------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative


------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your financial representative can help you decide.

CLASS A*                   Class B*                   Class C*
--------------------------------------------------------------------------------
 o Front-end sales charge   o No front-end sales       o  Front-end sales charge
   of 5.75% or less           charge                      of 1%

 o Contingent Deferred      o Contingent Deferred      o  Contingent Deferred
   Sales Charge of 1% on      Sales Charge of 4% or       Sales Charge of 1%
   purchases of $1            less on shares you          on shares you sell
   million or more sold       sell within six years       within 18 months
   within one year

 o Lower annual expenses    o Higher annual expenses   o  Higher annual expenses
   than Class B or C due      than Class A (same as       than Class A (same
   to lower Rule 12b-1        Class C) due to higher      as Class B) due to
   fees                       Rule 12b-1 fees.            higher Rule 12b-1
                              Automatic conversion        fees. No conversion
                              to Class A shares           to Class A shares,
                              after eight years,          so annual expenses
                              reducing future annual      do not decrease.
                              expenses

 o No maximum purchase      o Maximum purchase amount  o  Maximum purchase
   amount                     of $249,999. We invest      amount of $999,999.
                              any investment of           We invest any
                              $250,000 or more in         investment of $1
                              Class A shares, since       million or more in
                              a reduced front-end         Class A shares,
                              sales charge is             since there is no
                              available and Class         front-end sales
                              A's annual expenses         charge and Class A's
                              are lower.                  annual expenses are
                                                          lower.

*Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The funds began offering Class B shares on January 1, 1999. Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Franklin Templeton Trust Company 403(b) plans, and Franklin Templeton Trust Company qualified plans with participant or earmarked accounts.


PURCHASE PRICE OF FUND SHARES


For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.

                                 TOTAL SALES CHARGE             AMOUNT PAID
                                 AS A PERCENTAGE OF           TO DEALER AS A
                             OFFERING         NET AMOUNT       PERCENTAGE OF
AMOUNT OF PURCHASE AT      OFFERING PRICE       PRICE           INVESTED
OFFERING PRICE
------------------------------------------------------------------------------

CLASS A
Under $50,000 ..................   5.75%         6.10%              5.00%
$50,000 but less than $100,000 .   4.50%         4.71%              3.75%
$100,000 but less than $250,000    3.50%         3.63%              2.80%
$250,000 but less than $500,000    2.50%         2.56%              2.00%
$500,000 but less than $1,000,000  2.00%         2.04%              1.60%
$1,000,000 or more* ............   None          None               None

CLASS B* .......................   None          None               None

CLASS C
Under $1,000,000* ..............   1.00%         1.01%              1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.


SALES CHARGE REDUCTIONS AND WAIVERS

- If you qualify to buy shares under one of the sales charge reduction or waiver categories described below, please include a written statement with each purchase order explaining which privilege applies. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

CUMULATIVE QUANTITY DISCOUNTS - CLASS A ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class A purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


LETTER OF INTENT - CLASS A ONLY. You may buy Class A shares at a reduced sales charge by completing the Letter of Intent section of the account application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class A shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE ACCOUNT APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:


o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - CLASS A ONLY. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.


A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the funds, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


A qualified group does not include a 403(b) plan that only allows salary deferral contributions. 403(b) plans that only allow salary deferral contributions and that purchased Class A shares of the fund at a reduced sales charge under the group purchase privilege before February 1, 1998, however, may continue to do so.

SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.


Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:


 1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same class of shares. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in Class A shares of the fund.

 2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

      If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will sell your Class A shares first, unless otherwise instructed.

      Proceeds immediately placed in a Franklin Bank CD also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

      This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.


 3. Dividend or capital gain distributions from a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

 4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

 5. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

      If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

 6. Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.


      If you paid a contingent deferred sales charge when you sold your Class A shares from a Templeton Global Strategy Fund, we will credit your account with the amount of the contingent deferred sales charge paid but a new Contingent Deferred Sales Charge will apply.


      If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

 7. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


Various individuals and institutions also may buy Class A shares without a front-end sales charge or Contingent Deferred Sales Charge, including:


 1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

 2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

 3. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs. The minimum initial investment is $250.

 4. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

 5. Registered Securities Dealers and their affiliates, for their investment accounts only

 6. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

 7. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies. The minimum initial investment is $100.

 8. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

 9.   Accounts managed by the Franklin Templeton Group

10. Certain unit investment trusts and their holders reinvesting distributions from the trusts

11.   Group annuity separate accounts offered to retirement plans

12. Chilean retirement plans that meet the requirements described under "Retirement Plans" below


RETIREMENT PLANS. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class A shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans, SIMPLEs or SEPs must also meet the requirements described under "Group Purchases - Class A Only" above to be able to buy Class A shares without a front-end sales charge. We may enter into a special arrangement with a Securities Dealer, based on criteria established by the fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.


For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?


Your individual or employer-sponsored retirement plan may invest in the funds. Plan documents are required for all retirement plans. Franklin Templeton Trust Company, an affiliate of Distributors and a wholly owned subsidiary of Resources, can provide the plan documents for you and serve as custodian or trustee.

Franklin Templeton Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

1.  Class A purchases of $1 million or more - up to 1% of the amount invested.

2.  Class B purchases - up to 4% of the amount invested.

3.  Class C purchases - up to 1% of the purchase price.

4. Class A purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.

5. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

6. Class A purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 3 or 6 above or a payment of up to 1% for investments described in paragraph 4 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.


FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

FOR INVESTORS OUTSIDE THE U.S.

The distribution of this prospectus and the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class B or C shares.



METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 1. Send us signed written instructions

                        2. Include any outstanding share certificates for the
                            shares you want to exchange

------------------------------------------------------------------------------
BY PHONE                Call Shareholder Services or TeleFACTS(R)

                        - If you do not want the ability to exchange by phone to apply to your account, please let us know.

------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative

------------------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You can exchange shares between most Franklin Templeton Funds, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the front-end sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.


For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased.


If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.


For more information about the Contingent Deferred Sales Charge, please see "How Do I Sell Shares?"

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


o You may only exchange shares within the same class. If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Franklin Templeton Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o  The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
   (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Currently, the funds do not allow investments by Market Timers.


Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 1.  Send us signed written instructions. If you would
                            like your redemption proceeds wired to a bank account, your instructions should include:

                            o The name, address and telephone number of the bank where you want the proceeds sent

                            o  Your bank account number

                            o  The Federal Reserve ABA routing number

                            o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

                        2. Include any outstanding share certificates for the shares you are selling

                        3.  Provide a signature guarantee if required

                        4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.

------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                        Telephone requests will be accepted:


                        o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.


                        o If there are no share certificates issued for the shares you want to sell or you have already returned them to the fund

                        o Unless the address on your account was changed by phone within the last 15 days

                        - If you do not want the ability to redeem by phone to apply to your account, please let us know.

------------------------------------------------------------------------------
THROUGH
YOUR DEALER             Call your investment representative

------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.


The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


FRANKLIN TEMPLETON TRUST COMPANY RETIREMENT PLAN ACCOUNTS

Before you can sell shares in a Franklin Templeton Trust Company retirement plan, you may need to complete additional forms. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.


CONTINGENT DEFERRED SALES CHARGE


For Class A purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class A investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class C purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.


Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.


For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.


                              THIS % IS DEDUCTED
IF YOU SELL YOUR CLASS B      FROM YOUR PROCEEDS AS A
SHARES WITHIN THIS MANY       CONTINGENT DEFERRED
YEARS AFTER BUYING THEM       SALES CHARGE
-------------------------     -----------------------
1 Year .............               4
2 Years ............               4
3 Years ............               3
4 Years ............               3
5 Years ............               2
6 Years ............               1
7 Years ............               0

For each class, we will first redeem any shares in your account that are not subject to a Contingent Deferred Sales Charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o  Account fees


o Sales of Class A shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors


o Redemptions by the fund when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner


o Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

o Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

o Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?


Each fund intends to pay a dividend at least semiannually representing its net investment income. Capital gains, if any, may be distributed twice a year. The amount of these distributions will vary and there is no guarantee the funds will pay dividends. The funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

To receive a distribution, you must be a shareholder on the record date. The record dates for the funds' distributions will vary. Please keep in mind that if you invest in a fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the funds' distributions, please call 1-800/DIAL BEN.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.


DISTRIBUTION OPTIONS

You may receive your distributions from a fund in any of these ways:


1. BUY ADDITIONAL SHARES OF THE FUND - You may reinvest distributions you receive from the fund in additional shares of the fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments. Please note that distributions may only be directed to an existing account.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive your distributions from a fund in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

PLEASE INDICATE ON YOUR APPLICATION THE DISTRIBUTION OPTION YOU HAVE CHOSEN, OTHERWISE WE WILL REINVEST YOUR DISTRIBUTIONS IN THE SAME SHARE CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Franklin Templeton Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

HOW AND WHEN SHARES ARE PRICED

The funds are open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the close of the NYSE, normally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. Each fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o  Your name,

o  The fund's name,

o  The class of shares,

o  A description of the request,

o  For exchanges, the name of the fund you are exchanging into,

o  Your account number,

o  The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.


Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:


1)  You wish to sell over $100,000 worth of shares,


2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)  We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless all owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.


TYPE OF ACCOUNT   DOCUMENTS REQUIRED
------------------------------------------------------------------------------
CORPORATION             Corporate Resolution

------------------------------------------------------------------------------
PARTNERSHIP             1.  The pages from the partnership agreement that
                            identify the general partners, or

                        2.  A certification for a partnership agreement

------------------------------------------------------------------------------
TRUST                   1.  The pages from the trust document that identify
                            the trustees, or

                        2.  A certification for trust
------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the funds. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in a fund. Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares. If you are interested in this program, please refer to the account application included with this prospectus or contact your investment representative. The market value of each fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by calling Shareholder Services.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:


o  obtain information about your account;

o  obtain price and performance information about any Franklin Templeton Fund;


o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and


o request duplicate statements and deposit slips for Franklin Templeton accounts.


You will need the code number for each class to use TeleFACTS. The code numbers for Class A, B and C are:

                                     CODE NUMBER
                            ------------------------------
FUND NAME                   CLASSA     CLASS B     CLASS C
----------------------------------------------------------
Mutual Shares                 474        974         574
Qualified                     475        975         575
Beacon                        476        976         576
Discovery                     477        977         577
European                      478        978         578
Financial Services            479        979         579


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the funds will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the funds' financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The funds and Franklin Mutual are located at 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Distributors is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. You may also contact us by phone at one of the numbers listed below.

                                               HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.           (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------------

Shareholder Services       1-800/632-2301          5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040          5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN          5:30 a.m. to 8:00 p.m.
                          (1-800/342-5236)         6:30 a.m. to 2:30 p.m.
(Saturday)
Retirement Plan Services   1-800/527-2020          5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/321-8563          6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637          5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS

BOARD - The Board of Directors of Mutual Series

CD - Certificate of deposit


CLASS A, CLASS B, CLASS C AND CLASS Z - The funds offer four classes of shares, designated "Class A," "Class B," "Class C," and "Class Z." The four classes have proportionate interests in each fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the funds are legally permissible investments and that can only buy shares of the funds without paying sales charges.

FRANKLIN MUTUAL - Franklin Mutual Advisers, Inc., the funds' investment manager

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the funds' administrator

HEINE - Heine Securities Corporation, the funds' former investment manager that was acquired by Resources on October 31, 1996

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the funds' shareholder servicing and transfer agent

IRA - Individual retirement account or annuity qualified under section 408 of the Code

IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code

SIMPLE (SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES) - An employer sponsored salary deferral plan established under section 408(p) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the funds and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


                          EFFECTIVE JANUARY 1, 1999

      Class A  -  Formerly Class I
      Class B  -  New Share Class
      Class C  -  Formerly Class II



                       SUPPLEMENT DATED JANUARY 1, 1999
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN MUTUAL SERIES FUND INC.
                              DATED MAY 1, 1998

The Statement of Additional Information is amended as follows:

I.  As of January 1, 1999, each fund offers four classes of shares: Class
    A, Class B, Class C and Class Z. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The first sentence of the second paragraph on the cover is replaced with the following:

    This SAI describes each fund's Class A, B and C shares.

III.The section "Nonfundamental Policies," found under "Restrictions and Limitations," is deleted.

IV. The following is added to the "Officers and Directors" section:

    As of November 25, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of each fund: approximately 146,157 shares of Mutual Shares - Class Z, 103,594 shares of Qualified - Class Z, 168,973 shares of Beacon - Class Z, 167,707 shares of Discovery - Class Z, 32,767 shares of European - Class Z and 26,466 shares of Financial Services - Class Z, or less than 1% of the total outstanding shares of each fund's Class Z shares.

V. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

    If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

VI. In the section "The Rule 12b-1 Plans," found under "The Funds'
    Underwriter,"

    (a) the first sentence is replaced with the following:

    Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

    (b) the following paragraphs are added after the section "The Class I
    Plan":

    THE CLASS B PLAN. Under the Class B plan, each fund pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. Each fund may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

    The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

    (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

VII.In the section "How Do the Funds Measure Performance?",

   (a) the first two paragraphs are replaced with the following:

  Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

  Before November 1, 1996, only a single class of fund shares was offered without a sales charge and Rule 12b-1 expenses. Returns shown are a restatement of the original class to include both the Rule 12b-1 fees and the current sales charges applicable to each share class as though in effect from the fund's inception.

   (b) and the following replaces the performance figures under "Total
   Return":

  TOTAL RETURN

  The average annual total returns for the indicated periods ended June 30, 1998, were:

                                      1 YEAR           5 YEARS     10 YEARS
  --------------------------------------------------------------------------
  CLASS A

  Mutual Shares                       11.37%            17.60%       14.49%
  Qualified                           11.77%            17.84%       14.71%
  Beacon                              13.40%            17.41%       14.76%
  Discovery*                          13.50%            20.09%          N/A
  European**                          21.73%               N/A          N/A
  Financial Services***                  N/A               N/A          N/A

                                      1 YEAR           5 YEARS     10 YEARS
  --------------------------------------------------------------------------
  CLASS B

  Mutual Shares                           xx                xx           xx
  Qualified                               xx                xx           xx
  Beacon                                  xx                xx           xx
  Discovery*                              xx                xx           xx
  European**                              xx                xx           xx
  Financial Services***                   xx                xx           xx

                                      1 YEAR           5 YEARS     10 YEARS
  --------------------------------------------------------------------------
  CLASS C

  Mutual Shares                       15.20%            17.92%       14.08%
  Qualified                           15.66%            18.18%       14.30%
  Beacon                              17.34%            17.75%       14.41%
  Discovery*                          17.54%            20.48%          N/A
  European**                          26.33%               N/A          N/A
  Financial Services***                  N/A               N/A          N/A

  *Discovery commenced operations on December 31, 1992. The average annual total return from inception was 21.15% for Class A, xx% for Class B and 21.44% for Class C.
  **European commenced operations on July 3, 1996. The average annual total return from inception was 25.49% for Class A, xx% for Class B and 27.91% for Class C.
  ***Financial Services commenced operations on August 19, 1997.

  The cumulative total returns for the indicated periods ended June 30, 1998, were:

                                      1 YEAR           5 YEARS     10 YEARS
  --------------------------------------------------------------------------
  CLASS A

  Mutual Shares                       11.37%           124.94%      287.06%
  Qualified                           11.77%           127.28%      294.35%
  Beacon                              13.40%           123.14%      296.18%
  Discovery*                          13.50%           149.72%          N/A
  European**                          21.73%               N/A          N/A
  Financial Services***                  N/A               N/A          N/A

                                      1 YEAR           5 YEARS     10 YEARS
  --------------------------------------------------------------------------
  CLASS B

  Mutual Shares                           xx                xx           xx
  Qualified                               xx                xx           xx
  Beacon                                  xx                xx           xx
  Discovery*                              xx                xx           xx
  European**                              xx                xx           xx
  Financial Services***                   xx                xx           xx

  --------------------------------------------------------------------------
                                      1 YEAR           5 YEARS     10 YEARS
  --------------------------------------------------------------------------
  CLASS C
  Mutual Shares                       15.20%           127.99%      273.35%
  Qualified                           15.66%           130.56%      280.59%
  Beacon                              17.34%           126.41%      284.16%
  Discovery*                          17.54%           153.80%          N/A
  European**                          26.33%               N/A          N/A
  Financial Services***                  N/A               N/A          N/A


  *Discovery commenced operations on December 31, 1992. The cumulative total return from inception was 187.19% for Class A, xx% for Class B and 190.96% for Class C.
  **European commenced operations on July 3, 1996. The cumulative total return from inception was 57.17% for Class A, xx% for Class B and 63.28% for Class C.
  ***Financial Services commenced operations on August 19, 1997. The cumulative total return from inception was 35.93% for Class A and 41.01% for Class C.

VIII.Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the funds and their shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

     As of November 25, 1998, the principal shareholders of the funds, beneficial or of record, were as follows:


             NAME AND ADDRESS           SHARE AMOUNT        PERCENTAGE
------------------------------------------------------------------------
     EUROPEAN FUND - CLASS Z
     Michael F. Price
     Peapacton Farm
     P.O. Box 434
     Far Hills, NJ 07931                    8,354,152         20.52%


 IX. The following is added to the section "Financial Statements":

     The unaudited financial statements contained in the Semiannual Report to Shareholders of Mutual Series, for the six-month period ended June 30, 1998, are incorporated herein by reference.

 X. In the "Useful Terms and Definitions" section, the definitions of "Class I, Class II and Class Z" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B, CLASS C AND CLASS Z - Each fund offers four classes of shares, designated "Class A," "Class B," "Class C" and "Class Z." The four classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class
     C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


              Please keep this supplement for future reference.





                       FRANKLIN MUTUAL SERIES FUND INC.

                                  FORM N-1A
                                    PART C
                              Other Information

Item 24 financial Statements and Exhibits

   a) Financial Statements

       (1) Unaudited Financial Statements incorporated herein by reference to the Mutual Shares Fund's Semi-Annual Report to Shareholders dated June 30, 1998, as filed with the SEC electronically on Form Type N-30D on September 2, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, June 30, 1998 (unaudited)

             (iii)   Statement of Assets and Liabilities - June 30, 1998
                     (unaudited)

             (iv) Statement of Operations - for the six months ended June 30, 1998 (unaudited)

             (v) Statements of Changes in Net Assets - for the six months ended June 30, 1998 (unaudited) and the year ended December 31, 1997

             (vi)    Notes to Financial Statements

       (2) Unaudited Financial Statements incorporated herein by reference to the Mutual Qualified Fund's Semi-Annual Report to
             Shareholders dated June 30, 1998, as filed with the SEC electronically on Form Type N-30D on September 2, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, June 30, 1998 (unaudited)

             (iii)   Statement of Assets and Liabilities - June 30, 1998
                     (unaudited)

             (iv) Statement of Operations - for the six months ended June 30, 1998 (unaudited)

             (v) Statements of Changes in Net Assets - for the six months ended June 30, 1998 (unaudited) and the year ended December 31, 1997

             (vi)    Notes to Financial Statements

       (3) Unaudited Financial Statements incorporated herein by reference to the Mutual Discovery Fund's Semi-Annual Report to
             Shareholders dated June 30, 1998, as filed with the SEC electronically on Form Type N-30D on September 2, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, June 30, 1998 (unaudited)

             (iii)   Statement of Assets and Liabilities - June 30, 1998
                     (unaudited)

             (iv) Statement of Operations - for the six months ended June 30, 1998 (unaudited)

             (v) Statements of Changes in Net Assets - for the six months ended June 30, 1998 (unaudited) and the year ended December 31, 1997

             (vi)    Notes to Financial Statements

       (4) Unaudited Financial Statements incorporated herein by reference to the Mutual Beacon Fund's Semi-Annual Report to Shareholders dated June 30, 1998, as filed with the SEC electronically on Form Type N-30D on September 2, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, June 30, 1998 (unaudited)

             (iii)   Statement of Assets and Liabilities - June 30, 1998
                     (unaudited)

             (iv) Statement of Operations - for the six months ended June 30, 1998 (unaudited)

             (v) Statements of Changes in Net Assets - for the six months ended June 30, 1998 (unaudited) and the year ended December 31, 1997

             (vi)    Notes to Financial Statements

       (5) Unaudited Financial Statements incorporated herein by reference to the Mutual European Fund's Semi-Annual Report to Shareholders dated June 30, 1998, as filed with the SEC electronically on Form Type N-30D on September 2, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, June 30, 1998 (unaudited)

             (iii)   Statement of Assets and Liabilities - June 30, 1998
                     (unaudited)

             (iv) Statement of Operations - for the six months ended June 30, 1998 (unaudited)

             (v) Statements of Changes in Net Assets - for the six months ended June 30, 1998 (unaudited) and the year ended December 31, 1997

             (vi)    Notes to Financial Statements

       (6) Unaudited Financial Statements incorporated herein by reference to the Mutual Financial Services Fund's Semi-Annual Report to Shareholders dated June 30, 1998, as filed with the SEC electronically on Form Type N-30D on September 2, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, June 30, 1998 (unaudited)

             (iii)   Statement of Assets and Liabilities - June 30, 1998
                     (unaudited)

             (iv) Statement of Operations - for the six months ended June 30, 1998 (unaudited)

             (v) Statements of Changes in Net Assets - for the six months ended June 30, 1998 (unaudited) and the year ended December 31, 1997

             (vi)    Notes to Financial Statements

       (7) Audited Financial Statements incorporated herein by reference to the Mutual Shares Fund's Annual Report to Shareholders dated December 31, 1997, as filed with the SEC electronically on Form Type N-30D on February 25, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, December 31, 1997

             (iii)   Statement of Assets and Liabilities - December 31, 1997

             (iv)    Statement of Operations - for the year ended December
                     31, 1997

             (v) Statements of Changes in Net Assets - years ended December 31, 1997 and 1996

             (vi)    Notes to Financial Statements

             (vii) Report of Ernst and Young LLP, Independent Auditors, dated January 30, 1998

       (8) Audited Financial Statements incorporated herein by reference to the Mutual Qualified Fund's Annual Report to Shareholders dated December 31, 1997, as filed with the SEC electronically on Form Type N-30D on February 25, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, December 31, 1997

             (iii)   Statement of Assets and Liabilities - December 31, 1997

             (iv)    Statement of Operations - for the year ended December
                     31, 1997

             (v) Statements of Changes in Net Assets - years ended December 31, 1997 and 1996

             (vi)    Notes to Financial Statements

             (vii) Report of Ernst and Young LLP, Independent Auditors, dated January 30, 1998

       (9) Audited Financial Statements incorporated herein by reference to the Mutual Discovery Fund's Annual Report to Shareholders dated December 31, 1997, as filed with the SEC electronically on Form Type N-30D on February 25, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, December 31, 1997

             (iii)   Statement of Assets and Liabilities - December 31, 1997

             (iv)    Statement of Operations - for the year ended December
                     31, 1997

             (v) Statements of Changes in Net Assets - years ended December 31, 1997 and 1996

             (vi)    Notes to Financial Statements

             (vii) Report of Ernst and Young LLP, Independent Auditors, dated January 30, 1998

       (10) Audited Financial Statements incorporated herein by reference to the Mutual Beacon Fund's Annual Report to Shareholders dated December 31, 1997, as filed with the SEC electronically on Form Type N-30D on February 25, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, December 31, 1997

             (iii)   Statement of Assets and Liabilities - December 31, 1997

             (iv)    Statement of Operations - for the year ended December
                     31, 1997

             (v) Statements of Changes in Net Assets - years ended December 31, 1997 and 1996

             (vi)    Notes to Financial Statements

             (vii) Report of Ernst and Young LLP, Independent Auditors, dated January 30, 1998

       (11) Audited Financial Statements incorporated herein by reference to the Mutual European Fund's Annual Report to Shareholders dated December 31, 1997, as filed with the SEC electronically on Form Type N-30D on February 25, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, December 31, 1997

             (iii)   Statement of Operations - for the year ended December
                     31, 1997

             (v) Statements of Changes in Net Assets - years ended December 31, 1997 and 1996

             (vi)    Notes to Financial Statements

             (vii) Report of Ernst and Young LLP, Independent Auditors, dated January 30, 1998

       (12) Audited Financial Statements incorporated herein by reference to the Mutual Financial Services Fund's Annual Report to Shareholders dated December 31, 1997, as filed with the SEC electronically on Form Type N-30D on February 25, 1998.

             (i)     Financial Highlights

             (ii)    Statements of Investments, December 31, 1997

             (iii)   Statement of Assets and Liabilities - December 31, 1997

             (iv) Statement of Operations - for the period August 19, 1997 (commencement of operations) to December 31, 1997

             (v) Statement of Changes in Net Assets - for the period August 19, 1997 (commencement of operations) to December 31, 1997

             (vi)    Notes to Financial Statements

             (vii) Report of Ernst & Young LLP, Independent Auditors dated January 30, 1998

   b) The following exhibits are incorporated by reference except 6(vii), 8(i), 8(ii), 8(iii), 11(i), 15(xiii), 15(xiv), 15(xv), 15(xvi), 15(xvii),
   15(xviii), 18(i), 18(ii), 18(iii), 18(iv), 18(v) and 18(vi) which are attached.

         (1)   copies of the charter as now in effect:

               (i)   Articles of Incorporation dated November 12, 1987
                     Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                     File No. 33-18516
                     Filing Date:  April 30, 1997

               (ii)  Articles of Amendment dated December 30, 1987
                     Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                     File No. 33-18516
                     Filing Date:  April 30, 1997

               (iii) Articles Supplementary dated September 18, 1992
                     Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                     File No. 33-18516
                     Filing Date:  April 30, 1997

               (iv)  Articles Supplementary dated January 26, 1996
                     Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                     File No. 33-18516
                     Filing Date:  April 30, 1997

               (v)   Articles Supplementary dated June 17, 1996
                     Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                     File No. 33-18516
                     Filing Date:  April 30, 1997

         (2) copies of the existing By-Laws or instruments corresponding thereto;

               (i)   By-Laws
                     Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                     File No. 33-18516
                     Filing Date:  April 30, 1997

         (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant

               Not Applicable

         (4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities and copies of each security being registered

               Not Applicable

         (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant

               (i) Investment Advisory Agreement between Franklin Mutual Advisers, Inc. and Registrant on behalf of Mutual Shares Fund dated November 1, 1996
                      Filing:  Post-Effective Amendment No. 21 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date:  January 31, 1997

               (ii) Investment Advisory Agreement between Franklin Mutual Advisers, Inc. and Registrant on behalf of Mutual Qualified Fund dated November 1, 1996
                      Filing:  Post-Effective Amendment No. 21 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date:  January 31, 1997

               (iii) Investment Advisory Agreement between Franklin Mutual Advisers, Inc. and Registrant on behalf of Mutual Beacon Fund dated November 1, 1996
                      Filing:  Post-Effective Amendment No. 21 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date:  January 31, 1997

               (iv) Investment Advisory Agreement between Franklin Mutual Advisers, Inc. and Registrant on behalf of Mutual Discovery Fund dated November 1, 1996
                      Filing:  Post-Effective Amendment No. 21 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date:  January 31, 1997

               (v) Investment Advisory Agreement between Franklin Mutual Advisers, Inc. and Registrant on behalf of Mutual European Fund dated November 1, 1996
                      Filing:  Post-Effective Amendment No. 21 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date:  January 31, 1997

               (vi) Investment Advisory Agreement between Franklin Mutual Advisers, Inc. and Registrant on behalf of Mutual Financial Services Fund dated August 1, 1997
                      Filing:  Post-Effective Amendment No. 24 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date:  February 19, 1998

               (vii) Administration Agreement between Franklin Templeton Services, Inc. and Registrant on behalf of Mutual Shares Fund dated November 1, 1996
                      Filing:  Post-Effective Amendment No. 22 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date: April 30, 1997

              (viii) Administration Agreement between Franklin Templeton Services, Inc. and Registrant on behalf of Mutual Qualified Fund dated November 1, 1996
                      Filing:  Post-Effective Amendment No. 22 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date: April 30, 1997

               (ix) Administration Agreement between Franklin Templeton Services, Inc. and Registrant on behalf of Mutual Beacon Fund dated November 1, 1996
                      Filing:  Post-Effective Amendment No. 22 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date: April 30, 1997

               (x) Administration Agreement between Franklin Templeton Services, Inc. and Registrant on behalf of Mutual Discovery Fund dated November 1, 1996
                      Filing:  Post-Effective Amendment No. 22 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date: April 30, 1997

               (xi) Administration Agreement between Franklin Templeton Services, Inc. and Registrant on behalf of Mutual European Fund dated November 1, 1996
                      Filing:  Post-Effective Amendment No. 22 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date: April 30, 1997

               (xii) Administration Agreement between Franklin Templeton Services, Inc. and Registrant on behalf of Mutual Financial Services Fund dated August 1, 1997
                      Filing:  Post-Effective Amendment No. 24 to
                      Registration Statement on Form N-1A
                      File No. 33-18516
                      Filing Date:  February 19, 1998

        (6) copies of each underwriting or distribution contract between the Registrant and principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Distribution Agreement between Registrant on behalf of Mutual Financial Services Fund and Franklin/Templeton Distributors, Inc. dated August 19, 1997
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 33-18516
                    Filing Date:  February 19, 1998

            (ii) Distribution Agreement between Registrant on behalf of Mutual Shares Fund and Franklin/Templeton Distributors, Inc. dated November 1, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-18516
                    Filing Date:  January 31, 1997

            (iii) Distribution Agreement between Registrant on behalf of Mutual Beacon Fund and Franklin/Templeton Distributors, Inc dated November 1, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-18516
                    Filing Date:  January 31, 1997

            (iv) Distribution Agreement between Registrant on behalf of Mutual Qualified Fund and Franklin/Templeton
                    Distributors, Inc. dated November 1, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-18516
                    Filing Date:  January 31, 1997

            (v) Distribution Agreement between Registrant on behalf of Mutual Discovery Fund and Franklin/Templeton
                    Distributors, Inc. dated November 1, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-18516
                    Filing Date:  January 31, 1997

            (vi) Distribution Agreement between Registrant on behalf of Mutual European Fund and Franklin/Templeton Distributors, Inc. dated November 1, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-18516
                    Filing Date:  January 31, 1997

            (vii) Forms of Dealer Agreements effective as of March 1, 1998 between Franklin/Templeton Distributors, Inc. and Securities Dealers

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of Trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8)   copies of all custodian agreements and depository contracts under
            Section 17(f) of the Investment Company Act of 1940 (the "1940 Act"), with respect to securities and similar investments of the Registrant, including the schedule of renumeration;

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

            (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

            (iii) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

      (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            Not Applicable

      (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

            (i) Opinion and Consent of Miles and Stockbridge as to legality of shares dated December 18, 1992
                  Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                  File No. 33-18516
                  Filing Date:  April 30, 1997

            (ii) Opinion and Consent of Miles and Stockbridge as to legality of shares dated June 17, 1996
                  Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                  File No. 33-18516
                  Filing Date:  April 30, 1997

      (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

            (i)  Consent of Independent Auditors

      (12)  all financial statements omitted from Item 23;

            Not Applicable

      (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            (i)   Form of Subscription Agreement by Sole Shareholder
                  Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                  File No. 33-18516
                  Filing Date:  April 30, 1997

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            Not Applicable

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan;

            (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Financial Services Fund - Class I and Franklin Templeton/Distributors, Inc. dated August 19, 1997
                   Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                   File No. 33-18516
                   Filing Date:  February 19, 1998

            (ii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Financial Services Fund - Class II and Franklin Templeton/Distributors, Inc. dated August 19, 1997
                   Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                   File No. 33-18516
                   Filing Date:  February 19, 1997

            (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Shares Fund - Class I and Franklin Templeton/Distributors, Inc. dated November 1, 1996
                   Filing:  Post-Effective Amendment No. 21 to the
                   Registration Statement on Form N-1A
                   File No. 33-18516
                   Filing Date:  January 31, 1998

            (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Beacon Fund - Class I and Franklin/Templeton Distributors, Inc. dated November 1, 1996
                   Filing:  Post-Effective Amendment No. 21 to the
                   Registration Statement on Form N-1A
                   File No. 33-18516
                   Filing Date:  January 31, 1997

            (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Qualified Fund - Class I and Franklin Templeton/Distributors, Inc dated November 1, 1996
                   Filing: Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A
                   File No. 33-18516
                   Filing Date:  January 31, 1997

            (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Discovery Fund - Class I and Franklin/Templeton Distributors, Inc. dated November 1, 1996
                   Filing: Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A
                   File No. 33-18516
                   Filing Date:  January 31, 1997

            (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual European Fund - Class I and Franklin/Templeton Distributors, Inc. dated November 1, 1996
                   Filing:  Post-Effective Amendment No. 21 to the
                   Registration Statement on Form N-1A
                   File No. 33-18516
                   Filing Date:  January 31, 1997

            (viii) Distribution Plan pursuant to Rule 12b-1 between the
                   Registrant on behalf of Mutual Shares Fund - Class II and Franklin/Templeton Distributors, Inc. dated November 1, 1996
                   Filing:  Post-Effective Amendment No. 23 to the
                   Registration Statement on Form N-1A
                   File No. 33-18516
                   Filing Date:  June 5, 1997

            (ix) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Qualified Fund - Class II and Franklin/Templeton Distributors, Inc. dated November 1, 1996
                    Filing: Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A
                    File No. 33-18516
                    Filing Date:  June 5, 1997

            (x) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Beacon Fund - Class II and Franklin/Templeton Distributors, Inc. dated November 1, 1996
                    Filing:  Post-Effective Amendment No. 23 to the
                    Registration Statement on Form N-1A
                    File No. 33-18516
                    Filing Date:  June 5, 1997

            (xi) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Discovery Fund - Class II and Franklin/Templeton Distributors, Inc. dated November 1, 1996
                    Filing: Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A
                    File No. 33-18516
                    Filing Date:  June 5, 1997

            (xii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual European Fund - Class II and Franklin/Templeton Distributors, Inc. dated November 1, 1996
                    Filing: Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A
                    File No. 33-18516
                    Filing Date:  June 5, 1997

            (xiii) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Shares Fund - Class B

            (xiv) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Qualified Fund - Class B

            (xv) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Discovery Fund - Class B

            (xvi) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Beacon Fund - Class B

            (xvii) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual European Fund - Class B

           (xviii) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Mutual Financial Services Fund
                    - Class B

      (16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited);

            Not Applicable

      (17)  Power of Attorney;

            (i)    Power of Attorney
                   Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                   File No. 33-18516
                   Filing Date: April 30, 1997

            (ii)   Certificate of Secretary
                   Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                   File No. 33-18516
                   Filing Date: April 30, 1997

      (18) copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act.

            (i)     Form of Multiple Class Plan on behalf of Mutual Shares
                    Fund

            (ii)    Form of Multiple Class Plan on behalf of Mutual Qualified
                    Fund

            (iii)   Form of Multiple Class Plan on behalf of Mutual Discovery
                    Fund

            (iv)    Form of Multiple Class Plan on behalf of Mutual Beacon  Fund

            (v)     Form of Multiple Class Plan on behalf of Mutual European
                    Fund

            (vii) Form of Multiple Class Plan on behalf of Mutual Financial Services Fund

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  NONE

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

a) The officers and directors of the Registrant's manager also serve as officers and directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-53068), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29  PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.8-5889).

c) Not applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM  30  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Franklin Mutual Series Fund Inc., located at 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, or at the State Street Bank and Trust Company, 1776 Heritage Drive, John Adams Building #2, North Quincy, Massachusetts 02171 or at Franklin/Templeton Investor Services, Inc., 777 Mariners island Boulevard, San Mateo, California 94404.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

   (a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares to assist its shareholders in the communicating with other shareholders in accordance with the requirements of
         Section 16(c) of the Investment Company Act of 1940.

   (b) The Registrant hereby undertakes to comply with the information requirement in Item 5 of the Form N-1A by including the required information in the Registrant's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.







                                  Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 23rd day of December, 1998.

                                 FRANKLIN MUTUAL SERIES FUND INC.
                                 (Registrant)

                                 By:   PETER A. LANGERMAN*
                                       Peter A. Langerman
                                       Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

PETER A. LANGERMAN*                    Principal Executive Officer and
Peter A. Langerman                     Director
                                       Dated:  December 23, 1998

JAMES R. BAIO*                         Principal Financial and
James R. Baio                          Accounting Officer
                                       Dated:  December 23, 1998

EDWARD I. ALTMAN*                      Director
Edward I. Altman                       Dated:  December 23, 1998

ANN TORRE GRANT*                       Director
Ann Torre Grant                        Dated:  December 23, 1998

ANDREW H. HINES, JR.*                  Director
Andrew H. Hines, Jr.                   Dated:  December 23, 1998

WILLIAM J. LIPPMAN*                    Director
William J. Lippman                     Dated:  December 23, 1998

BRUCE A. MACPHERSON*                   Director
Bruce A. MacPherson                    Dated:  December 23, 1998

FRED R. MILLSAPS*                      Director
Fred R. Millsaps                       Dated:  December 23, 1998

MICHAEL F. PRICE*                      Director
Michael F. Price                       Dated:  December 23, 1998

CHARLES RUBENS III                     Director
Charles Rubens III                     Dated:  December 23, 1998

LEONARD RUBIN*                         Director
Leonard Rubin                          Dated:  December 23, 1998

VAUGHN R. STURTEVANT*, M.D.            Director
Vaughn R. Sturtevant, M.D.             Dated:  December 23, 1998

ROBERT E. WADE*                        Director
Robert E. Wade                         Dated:  December 23, 1998

*By:  /S/ LARRY L. GREENE
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed)






                       FRANKLIN MUTUAL SERIES FUND INC.
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.             DESCRIPTION                                  LOCATION
EX-99.B1(i)           Articles of Incorporation                          *

EX-99.B1(ii)          Articles of Amendment                              *

EX-99.B1(iii)         Articles supplementary                             *

EX-99.B1(iv)          Articles supplementary                             *

EX-99.B1(v)           Articles supplementary                             *

EX-99.B2(i)           By-Laws                                            *

EX-99.B5(i)           Investment Advisory Agreement between              *
                      Franklin Mutual Advisers, Inc. and the
                      Registrant on behalf of Mutual Shares Fund dated November 1, 1996

EX-99.B5(ii)          Investment Advisory Agreement between              *
                      Franklin Mutual Advisers, Inc. and the
                      Registrant on behalf of Mutual Qualified
                      Fund dated November 1, 1996

EX-99.B5(iii)         Investment Advisory Agreement between              *
                      Franklin Mutual Advisers, Inc. and the
                      Registrant on behalf of Mutual Beacon Fund dated November 1, 1996

EX-99.B5(iv)          Investment Advisory Agreement between              *
                      Franklin Mutual Advisers, Inc. and the
                      Registrant on behalf of Mutual Discovery
                      Fund dated November 1, 1996

EX-99.B5(v)           Investment Advisory Agreement between              *
                      Franklin Mutual Advisers, Inc. and the
                      Registrant on behalf of Mutual European Fund dated November 1, 1996

EX-99.B5(vi)          Investment Advisory Agreement between              *
                      Franklin Mutual Advisers, Inc. and the
                      Registrant on behalf of Mutual Financial
                      Services Fund dated August 1, 1997

EX-99.B5(vii)         Administration Agreement between Franklin          *
                      Templeton Services, Inc. and Registrant on behalf of Mutual Shares Fund dated November
                      1, 1996

EX-99.B5(viii)        Administration Agreement between Franklin          *
                      Templeton Services, Inc. and Registrant on behalf of Mutual Qualified Fund dated
                      November 1, 1996

EX-99.B5(ix)          Administration Agreement between Franklin          *
                      Templeton Services, Inc. and Registrant on behalf of Mutual Beacon Fund dated November
                      1, 1996

EX-99.B5(x)           Administration Agreement between Franklin          *
                      Templeton Services, Inc. and Registrant on behalf of Mutual Discovery Fund dated
                      November 1, 1996

EX-99.B5(xi)          Administration Agreement between Franklin          *
                      Templeton Services, Inc. and Registrant on behalf of Mutual European Fund dated
                      November 1, 1996

EX-99.B5(xii)         Administration Agreement between Franklin          *
                      Templeton Services, Inc. and Registrant on behalf of Mutual Financial Services Fund dated August 1, 1997

EX-99.B6(i)           Distribution Agreement between Registrant on       *
                      behalf of Mutual Financial Services Fund and
                      Franklin/Templeton Distributors, Inc. dated
                      August 19, 1997

EX-99.B6(ii)          Distribution Agreement between Registrant on       *
                      behalf of Mutual Shares Fund and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B6(iii)         Distribution Agreement between Registrant on       *
                      behalf of Mutual Beacon Fund and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B6(iv)          Distribution Agreement between Registrant on       *
                      behalf of Mutual Qualified Fund and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B6(v)           Distribution Agreement between Registrant on       *
                      behalf of Mutual Discovery Fund and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B6(vi)          Distribution Agreement between Registrant on       *
                      behalf of Mutual European Fund and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B6(vii)         Dealer Agreements effective as of March 1,     Attached
                      1998 between Franklin/Templeton
                      Distributors, Inc. and dealers

EX-99.B8(i)           Master Custody Agreement between Registrant    Attached
                      and Bank of New York dated February 16, 1996

EX-99.B8(ii)          Amendment dated May 7, 1997 to Master          Attached
                      Custody Agreementbetween Registrant and Bank of New York dated February 16, 1996

EX-99.B8(iii)         Amendment dated February 27, 1998 to Master    Attached
                      Custody Agreement between Registrant and
                      Bank of New York dated February 16, 1996

EX-99.B10(i)          Opinion and Consent of Miles and Stockbridge       *
                      as to legality of shares dated December 18,
                      1992

EX-99.B10(ii)         Opinion and Consent of Miles and Stockbridge       *
                      as to legality of shares dated June 17, 1996

EX-99.B11(i)          Consent of Independent Auditors                Attached

EX-99.B13(i)          Form of Subscription Agreement by Sole             *
                      Shareholder

EX-99.B15(i)          Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      Financial Services Fund - Class I and
                      Franklin/Templeton Distributors, Inc. dated
                      August 19, 1997

EX-99.B15(ii)         Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      Financial Services Fund - Class II and
                      Franklin/Templeton Distributors, Inc. dated
                      August 19, 1997

EX-99.B15(iii)        Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      Shares Fund - Class I and Franklin/Templeton
                      Distributors, Inc. dated August 19, 1997

EX-99.B15(iv)         Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      Qualified Fund - Class I and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B15(v)          Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      Beacon Fund - Class I and Franklin/Templeton
                      Distributors, Inc. dated November 1, 1996

EX-99.B15(vi)         Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      Discovery Fund - Class I and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B15(vii)        Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      European Fund - Class I and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B15(viii)       Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      Shares Fund - Class II and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B15(ix)         Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      Qualified Fund - Class II and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B15(x)          Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      Beacon Fund - Class II and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B15(xi)         Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      Discovery Fund - Class II and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B15(xii)        Distribution Plan pursuant to Rule 12b-1           *
                      between the Registrant on behalf of Mutual
                      European Fund - Class II and
                      Franklin/Templeton Distributors, Inc. dated
                      November 1, 1996

EX-99.B15(xiii)       Form of Distribution Plan pursuant to Rule     Attached
                      12b-1 between the Registrant on behalf of Mutual Shares Fund - Class B

EX-99.B15(xiv)        Form of Distribution Plan pursuant to Rule     Attached
                      12b-1 between the Registrant on behalf of Mutual Qualified Fund - Class B

EX-99.B15(xv)         Form of Distribution Plan pursuant to Rule     Attached
                      12b-1 between the Registrant on behalf of Mutual Discovery Fund - Class B

EX-99.B15(xvi)        Form of Distribution Plan pursuant to Rule     Attached
                      12b-1 between the Registrant on behalf of Mutual Beacon Fund - Class B

EX-99.B15(xvii)       Form of Distribution Plan pursuant to Rule     Attached
                      12b-1 between the Registrant on behalf of Mutual European Fund - Class B

EX-99.B15(xviii)      Form of Distribution Plan pursuant to Rule     Attached
                      12b-1 between the Registrant on behalf of Mutual Financial Services Fund - Class B

EX-99.B17(i)          Power of Attorney                                  *

EX-99.B17(ii)         Certificate of Secretary                           *

EX-99.B18(i)          Form of Multiple Class Plan on behalf of       Attached
                      Mutual Shares Fund

EX-99.B18(ii)         Form of Multiple Class Plan on behalf of       Attached
                      Mutual Qualified Fund

EX-99.B18(iii)        Form of Multiple Class Plan on behalf of       Attached
                      Mutual Discovery Fund

EX-99.B18(iv)         Form of Multiple Class Plan on behalf of       Attached
                      Mutual Beacon Fund

EX-99.B18(v)          Form of Multiple Class Plan on behalf of       Attached
                      Mutual European Fund

EX-99.B18(vi)         Form of Multiple Class Plan on behalf of       Attached
                      Mutual Financial Services Fund

*  Incorporated by reference